Schedule of investments
Optimum Fixed Income Fund
December 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.29%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	2,051	$ 2,121
Series 2004-T1 1A2 6.50% 1/25/44	1,661	1,715
Fannie Mae REMIC Trust
Series 2004-W11 1A2 6.50% 5/25/44	15,216	15,754
Series 2004-W15 1A1 6.00% 8/25/44	8,684	8,947
Fannie Mae REMICs
Series 1999-19 PH 6.00% 5/25/29	7,216	7,338
Series 2001-14 Z 6.00% 5/25/31	540	557
Series 2007-30 OE 1.784% 4/25/37 Ω, ^	831,183	684,193
Series 2008-24 ZA 5.00% 4/25/38	2,493,420	2,546,848
Series 2009-2 AS 1.711% (5.59% minus SOFR, Cap 5.70%) 2/25/39 Σ, =, •	175,225	11,071
Series 2009-68 SA 2.761% (6.64% minus SOFR, Cap 6.75%) 9/25/39 Σ, =, •	62,109	5,576
Series 2017-40 GZ 3.50% 5/25/47	348,125	318,257
Series 2017-95 FA 4.673% (SOFR + 0.46%, Floor 0.35%) 11/25/47 •	123,713	122,396
Series 2024-38 FA 5.009% (SOFR + 0.80%, Floor 0.80%) 1/25/51 •	1,373,845	1,375,554
Series 3143 BC 5.50% 2/15/36	437,586	454,761
Freddie Mac REMICs
Series 2165 PE 6.00% 6/15/29	6,628	6,755
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 3289 SA 2.652% (6.64% minus SOFR, Cap 6.75%) 3/15/37 Σ, =, •	118,422	$ 9,230
Series 4676 KZ 2.50% 7/15/45	292,324	254,212
Series 5508 FB 4.874% (SOFR + 1.00%, Cap 6.50%, Floor 1.00%) 2/25/55 •	1,283,432	1,283,888
Series 5560 FB 4.874% (SOFR + 1.00%, Cap 8.00%, Floor 1.00%) 6/25/55 •	3,009,052	3,027,226
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA5 M2 144A 5.524% (SOFR + 1.65%) 1/25/34 #, •	820,322	822,627
Series 2021-HQA2 M2 144A 5.924% (SOFR + 2.05%) 12/25/33 #, •	3,726,372	3,853,723
Series 2022-DNA1 M2 144A 6.374% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,042,934
Series 2022-DNA2 M2 144A 7.624% (SOFR + 3.75%) 2/25/42 #, •	1,000,000	1,029,765
Series 2025-DNA2 M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	1,115,000	1,114,758
Series 2025-DNA3 M2 144A 5.374% (SOFR + 1.50%) 9/25/45 #, •	1,290,000	1,293,441
Series 2025-DNA4 M2 144A 5.424% (SOFR + 1.55%) 10/25/45 #, •	5,500,000	5,524,401
NQ- OPTFI [1225] 0226 (5191660)    1

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	8,111	$ 8,142
Series T-58 2A 6.50% 9/25/43 ♦	2,237	2,300
GNMA
Series 2008-65 SB 2.152% (5.89% minus TSFR01M, Cap 6.00%) 8/20/38 Σ, =, •	163,663	725
Series 2009-2 SE 1.972% (5.71% minus TSFR01M, Cap 5.82%) 1/20/39 Σ, =, •	558,252	11,533
Series 2011-H21 FT 4.36% (H15T1Y + 0.70%, Cap 15.25%, Floor 0.70%) 10/20/61 •	413,658	414,063
Series 2011-H23 FA 4.814% (TSFR01M + 0.81%, Cap 11.00%, Floor 0.70%) 10/20/61 •	361,291	362,276
Series 2012-H08 FB 4.714% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 3/20/62 •	44,018	44,090
Series 2012-H18 NA 4.634% (TSFR01M + 0.63%, Cap 10.50%, Floor 0.52%) 8/20/62 •	33,680	33,683
Series 2012-H29 SA 4.629% (TSFR01M + 0.63%, Cap 12.00%, Floor 0.52%) 10/20/62 •	748,475	748,834
Series 2013-113 LY 3.00% 5/20/43	453,955	426,133
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2015-H10 FA 4.714% (TSFR01M + 0.71%, Cap 7.50%) 4/20/65 •	2,106,542	$ 2,107,368
Series 2015-H11 FC 4.664% (TSFR01M + 0.66%, Cap 7.50%, Floor 0.55%) 5/20/65 •	219,401	219,448
Series 2015-H12 FB 4.714% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 5/20/65 •	957,162	958,105
Series 2015-H20 FB 4.714% (TSFR01M + 0.71%, Cap 7.50%, Floor 0.60%) 8/20/65 •	286,190	286,457
Series 2015-H30 FD 4.714% (TSFR01M + 0.71%, Cap 11.00%, Floor 0.60%) 10/20/65 •	13,293	13,314
Series 2016-H06 FD 5.034% (TSFR01M + 1.03%, Cap 7.50%, Floor 0.92%) 7/20/65 •	229,228	230,516
Series 2017-163 ZK 3.50% 11/20/47	1,718,977	1,609,769
Series 2025-204 FH 4.893% (SOFR + 0.95%, Cap 7.00%, Floor 0.95%) 12/20/55 •	1,000,000	1,001,363
Total Agency Collateralized Mortgage Obligations (cost $35,255,271)		35,296,167

Agency Commercial Mortgage-Backed Securities — 0.35%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K144 A2 2.45% 4/25/32 ♦	4,750,000	4,286,774

2    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
Freddie Mac Multifamily Structured Pass Through Certificates
Series K150 A2 3.71% 9/25/32 ♦, •	2,300,000	$ 2,222,940
Series K753 A2 4.40% 10/25/30 ♦	1,575,000	1,595,232
Series X3FX A2FX 3.00% 6/25/27 ♦	887,089	878,998

FREMF Mortgage Trust Series 2017-K71 B 144A 3.752% 11/25/50 #, •	470,000	462,988
Total Agency Commercial Mortgage-Backed Securities (cost $9,383,064)		9,446,932

Agency Mortgage-Backed Securities — 51.16%
Fannie Mae 5.50% 3/1/37	2,532	2,568
Fannie Mae S.F. 15 yr
2.50% 7/1/36	4,023,821	3,805,975
2.50% 8/1/36	590,985	559,899
2.50% 6/1/37	1,750,207	1,655,634
Fannie Mae S.F. 30 yr
2.00% 6/1/50	8,982,589	7,342,755
2.00% 12/1/50	4,754,022	3,898,238
2.00% 1/1/51	791,055	654,098
2.00% 2/1/51	2,946,415	2,418,670
2.00% 3/1/51	101,194	82,468
2.00% 4/1/51	47,442,491	38,648,433
2.00% 7/1/51	3,406,811	2,777,089
2.00% 8/1/51	1,109,440	912,380
2.00% 9/1/51	6,909,105	5,615,437
2.00% 1/1/52	3,023,196	2,490,684
2.50% 8/1/50	2,613,922	2,260,442
2.50% 1/1/51	2,183,559	1,871,848
2.50% 3/1/51	9,607,062	8,195,541
2.50% 7/1/51	1,004,500	866,184
2.50% 8/1/51	5,524,834	4,765,308
2.50% 2/1/52	18,264,133	15,530,666
2.50% 4/1/52	52,766	45,199
3.00% 10/1/42	863,928	798,962
3.00% 4/1/43	315,323	291,431
3.00% 7/1/51	3,166,497	2,843,325
3.00% 12/1/51	6,038,950	5,400,245
3.00% 6/1/52	2,191,173	1,963,231
3.00% 7/1/52	9,128,755	8,099,158
3.50% 2/1/47	7,066,999	6,738,878
3.50% 7/1/47	527,644	504,374
3.50% 7/1/50	2,821,042	2,677,429
3.50% 8/1/50	3,709,507	3,479,672
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
3.50% 9/1/52	5,573,591	$ 5,220,581
4.00% 10/1/40	6,503	6,368
4.00% 11/1/40	25,168	24,689
4.00% 3/1/46	49,578	47,976
4.00% 3/1/47	2,328,525	2,252,116
4.00% 4/1/47	357,073	345,786
4.00% 6/1/48	1,733,126	1,683,082
4.00% 9/1/48	1,721,671	1,662,081
4.00% 1/1/49	31,695	30,527
4.00% 3/1/49	88,346	85,239
4.00% 6/1/49	404,862	391,752
4.00% 9/1/52	4,035,663	3,844,889
4.50% 5/1/35	15,905	15,877
4.50% 8/1/35	27,199	27,433
4.50% 9/1/35	29,541	29,796
4.50% 5/1/39	130,407	131,534
4.50% 4/1/41	10,723	10,806
4.50% 10/1/52	8,547,987	8,384,140
5.00% 3/1/34	482	489
5.00% 4/1/34	3,222	3,245
5.00% 8/1/34	4,723	4,793
5.00% 4/1/35	1,361	1,396
5.00% 12/1/37	540	554
5.00% 3/1/38	33,866	34,792
5.00% 5/1/40	56,218	57,812
5.00% 7/1/47	216,535	222,664
5.00% 1/1/51	2,469,235	2,502,927
5.50% 12/1/33	5,792	5,872
5.50% 2/1/35	78,685	80,726
5.50% 10/1/52	4,320,402	4,408,583
5.50% 9/1/55	9,986,642	10,128,511
6.00% 9/1/36	4,858	5,076
6.00% 12/1/38	1,836	1,942
6.00% 1/1/42	2,370,813	2,506,141
6.00% 5/1/53	1,934,812	1,991,507
6.00% 9/1/53	5,249,429	5,400,570
6.00% 3/1/55	15,492,659	15,909,250
6.50% 11/1/33	833	864
6.50% 2/1/36	14,696	15,587
6.50% 3/1/36	14,512	15,220
6.50% 6/1/36	18,609	19,654
6.50% 2/1/38	3,419	3,548
6.50% 11/1/38	1,391	1,480
6.50% 3/1/55	10,536,481	10,944,915
Fannie Mae S.F. 30 yr TBA
4.00% 2/1/56	70,500,000	66,825,378
4.50% 1/1/56	184,000,000	179,610,165
4.50% 2/1/56	184,000,000	179,466,406
5.00% 1/1/56	11,400,000	11,367,937
NQ- OPTFI [1225] 0226 (5191660)    3

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr TBA
5.00% 2/1/56	68,000,000	$ 67,747,659
5.50% 1/1/56	99,000,000	100,384,278
5.50% 2/1/56	142,100,000	143,953,709
6.00% 2/1/56	32,300,000	33,146,896
6.00% 3/1/56	22,406,095	22,991,824
6.50% 1/1/56	89,500,000	93,012,034
6.50% 3/1/56	99,000,000	102,977,632

Freddie Mac ARM 7.18% (RFUCCT1Y + 2.18%, Cap 10.56%, Floor 2.18%) 5/1/37 •	15,836	16,436
Freddie Mac S.F. 15 yr
2.00% 8/1/36	10,624,001	9,839,869
2.00% 1/1/37	4,383,428	4,068,597
3.00% 3/1/35	4,395,656	4,259,402
Freddie Mac S.F. 30 yr
2.00% 3/1/52	4,508,028	3,655,465
2.50% 5/1/51	783,801	676,412
2.50% 10/1/51	5,680,464	4,889,353
2.50% 12/1/51	2,461,678	2,124,952
2.50% 5/1/52	616,931	524,324
3.00% 11/1/46	1,748,993	1,593,735
3.00% 11/1/49	1,683,119	1,505,805
3.00% 8/1/51	177,340	159,259
3.00% 8/1/52	3,270,789	2,928,543
3.50% 8/1/48	13,903	13,029
3.50% 9/1/48	1,417,649	1,324,440
4.00% 10/1/47	1,022,603	985,416
4.00% 9/1/52	5,949,550	5,693,664
4.50% 10/1/52	2,833,464	2,777,106
5.00% 6/1/53	8,532,994	8,541,289
5.00% 1/1/55	4,053,068	4,044,260
5.50% 3/1/53	4,271,651	4,382,308
5.50% 9/1/53	5,014,443	5,140,393
6.00% 1/1/53	722,070	755,227
6.00% 5/1/53	2,520,299	2,610,953
6.50% 11/1/33	6,828	7,091
6.50% 1/1/35	30,457	31,665
7.00% 1/1/38	4,332	4,553
GNMA I S.F. 30 yr
3.00% 8/15/45	3,295,172	2,991,673
3.00% 3/15/50	277,921	247,102
5.50% 10/15/42	1,422,299	1,494,518
GNMA II S.F. 30 yr
2.00% 10/20/50	18,124,861	15,021,166
2.50% 7/20/51	19,056,655	16,446,599
3.00% 4/20/52	13,765,305	12,384,628
3.50% 9/20/55	9,129,853	8,312,684
4.00% 4/20/55	5,898,253	5,574,152
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
4.50% 8/20/55	7,143,786	$ 6,961,335
5.00% 9/20/52	1,249,487	1,252,899
5.00% 12/20/54	8,235,816	8,225,960
5.50% 6/20/49	2,360,790	2,426,263
5.50% 2/20/55	9,571,913	9,677,053
6.00% 4/20/34	300	306
6.00% 3/20/55	6,930,548	7,067,542
6.50% 4/20/55	3,687,375	3,814,238

GNMA II S.F. 30 yr TBA 4.00% 1/20/56	6,000,000	5,666,953
Total Agency Mortgage-Backed Securities (cost $1,400,534,662)		1,397,261,546

Collateralized Debt Obligations — 0.25%
BDS Series 2025-FL14 A 144A 5.013% (TSFR01M + 1.28%, Floor 1.28%) 10/17/42 #, •	600,000	599,787
HGI CRE CLO Series 2022-FL3 A 144A 5.674% (SOFR + 1.70%, Floor 1.70%) 4/20/37 #, •	1,275,398	1,275,390
MF1
Series 2024-FL14 A 144A 5.468% (TSFR01M + 1.74%, Floor 1.74%) 3/19/39 #, •	900,000	901,993
Series 2025-FL17 A 144A 5.054% (TSFR01M + 1.32%, Floor 1.32%) 2/18/40 #, •	1,400,000	1,400,263

PFP Series 2024-11 A 144A 5.61% (TSFR01M + 1.83%, Floor 1.83%) 9/17/39 #, •	2,125,149	2,130,005
Romark Credit Funding III Series 2024-3A A 144A 5.539% 9/15/42 #	500,000	501,650
Total Collateralized Debt Obligations (cost $6,788,582)		6,809,088

4    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Collateralized Loan Obligations — 3.41%
AGL CLO 17 Series 2022-17A AR 144A 4.82% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •		2,550,000	$ 2,544,923
Aimco CLO 15 Series 2021-15A D1R 144A 6.632% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •		750,000	746,155
Apidos CLO XXIV Series 2016-24A A1AL 144A 5.096% (TSFR03M + 1.21%, Floor 0.95%) 10/20/30 #, •		383,045	382,955
Ares European CLO X DAC Series 10A AR 144A 2.789% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	942,317	1,106,986
Ares European CLO XII DAC Series 12A AR 144A 2.854% (EUR003M + 0.85%, Floor 0.85%) 4/20/32 #, •	EUR	236,806	277,931
Atlantic Avenue Series 2024-3A A 144A 5.144% (TSFR03M + 1.26%, Floor 1.26%) 1/20/35 #, •		4,000,000	4,000,912
Atlas Senior Loan Fund XVIII Series 2021-18A A1R 144A 4.994% (TSFR03M + 1.11%, Floor 1.11%) 1/18/35 #, •		1,700,000	1,695,471
Aurium CLO IV DAC Series 4A AR 144A 2.751% (EUR003M + 0.73%, Floor 0.73%) 1/16/31 #, •	EUR	2,088,826	2,453,335
Bain Capital Credit CLO Series 2021-7A A1R 144A 4.837% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •		3,150,000	3,137,517
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Bain Capital Euro CLO DAC Series 2018-2A AR 144A 2.744% (EUR003M + 0.74%, Floor 0.74%) 1/20/32 #, •	EUR	380,156	$ 446,345
Ballyrock CLO 18 Series 2021-18A C1R 144A 6.755% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •		850,000	846,787
Black Diamond CLO DAC Series 2019-1A A1R 144A 3.044% (EUR003M + 0.98%, Floor 0.98%) 5/15/32 #, •	EUR	93,873	110,336
Blackrock European CLO VII DAC Series 7A AR 144A 2.629% (EUR003M + 0.62%, Floor 0.62%) 10/15/31 #, •	EUR	731,880	859,758
BNPP AM Euro CLO DAC
Series 2018-1A AR 144A 2.626% (EUR003M + 0.60%, Floor 0.60%) 4/15/31 #, •	EUR	245,459	286,701
Series 2019-1A AR 144A 2.835% (EUR003M + 0.82%, Floor 0.82%) 7/22/32 #, •	EUR	998,205	1,169,386

Cairn CLO X DAC Series 2018-10A AR 144A 2.789% (EUR003M + 0.78%, Floor 0.78%) 10/15/31 #, •	EUR	692,467	812,613
Canyon Capital CLO Series 2019-2A AR2 144A 4.915% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •		1,350,000	1,347,785
NQ- OPTFI [1225] 0226 (5191660)    5

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Canyon CLO Series 2020-2A AR2 144A 4.935% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •		1,900,000	$ 1,894,779
Capital Four CLO X DAC Series 10A A 144A 3.279% (EUR003M + 1.25%, Floor 1.25%) 10/25/38 #, •	EUR	1,000,000	1,176,165
Carlyle Euro CLO DAC
Series 2017-3A A1R 144A 2.709% (EUR003M + 0.70%, Floor 0.70%) 1/15/31 #, •	EUR	673,966	791,500
Series 2019-2A A1R 144A 2.954% (EUR003M + 0.89%, Floor 0.89%) 8/15/32 #, •	EUR	358,012	420,400
Series 2025-1A A1 144A 3.221% (EUR003M + 1.21%, Floor 1.21%) 8/15/38 #, •	EUR	1,000,000	1,177,823

Carlyle Global Market Strategies Euro CLO Series 2014-2A AR1 144A 2.814% (EUR003M + 0.75%, Floor 0.75%) 11/15/31 #, •	EUR	184,293	216,527
CarVal CLO III Series 2019-2A AR2 144A 4.874% (TSFR03M + 0.99%, Floor 0.99%) 7/20/32 #, •		2,228,710	2,227,493
CIFC Funding Series 2025-1A D1 144A 6.36% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •		850,000	843,951
Dryden 109 CLO Series 2022-109A DR 144A 6.605% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •		850,000	847,345
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Dryden 27 R Euro CLO DAC Series 2017-27A AR 144A 2.686% (EUR003M + 0.66%, Floor 0.66%) 4/15/33 #, •	EUR	1,206,936	$ 1,417,923
Dryden 52 Euro CLO DAC Series 2017-52A AR 144A 2.924% (EUR003M + 0.86%, Floor 0.86%) 5/15/34 #, •	EUR	1,168,403	1,372,889
Dryden 54 Senior Loan Fund Series 2017-54A AR 144A 5.034% (TSFR03M + 1.15%, Floor 1.15%) 10/19/29 #, •		482,840	482,698
Elmwood CLO 22 Series 2023-1A D1R 144A 6.682% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •		750,000	748,651
Euro-Galaxy III CLO DAC Series 2013-3A ARRR 144A 2.686% (EUR003M + 0.62%, Floor 0.62%) 4/24/34 #, •	EUR	3,981,064	4,659,360
Harvest CLO XVI DAC Series 16A AR3 144A 3.336% (EUR003M + 1.26%, Floor 1.26%) 10/15/38 #, •	EUR	720,000	846,144
Harvest CLO XXI DAC Series 21A A2R 144A 1.04% 7/15/31 #	EUR	125,858	145,744
Indigo Credit Management II DAC Series 2A A 144A 3.209% (EUR003M + 1.20%, Floor 1.20%) 7/15/38 #, •	EUR	1,100,000	1,292,713
Invesco Euro CLO I DAC Series 1A A1R 144A 2.659% (EUR003M + 0.65%, Floor 0.65%) 7/15/31 #, •	EUR	144,004	168,752

6    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Jubilee CLO DAC
Series 2016-17A A1RR 144A 2.659% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	961,286	$ 1,128,177
Series 2016-17A A2RR 144A 2.659% (EUR003M + 0.65%, Floor 0.65%) 4/15/31 #, •	EUR	343,316	402,479

Kennedy Lewis CLO 10 Series 2022-10A D1R 144A 6.707% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •		600,000	589,615
Madison Park Funding XLVI Series 2020-46A ARR 144A 4.905% (TSFR03M + 1.00%) 10/15/34 #, •		3,900,000	3,898,951
Madison Park Funding XXVII Series 2018-27A D1R 144A 6.734% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •		850,000	848,473
Magnetite LI Series 2025-51A A1 144A 5.092% (TSFR03M + 1.20%, Floor 1.20%) 10/25/38 #, •		10,300,000	10,300,000
Magnetite XLV Series 2025-45A D1 144A 6.405% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •		750,000	747,663
Man GLG Euro CLO V DAC Series 5A A1R 144A 2.79% (EUR003M + 0.69%, Floor 0.69%) 12/15/31 #, •	EUR	234,665	275,626
Marathon CLO Series 2021-16A A1AR 144A TBD (TSFR03M + 1.11%, Floor 1.11%) 4/15/34 #, •		1,250,000	1,249,436
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Neuberger Berman CLO XX Series 2015-20A D1R3 144A 6.555% (TSFR03M + 2.65%, Floor 2.65%) 4/15/39 #, •		500,000	$ 494,777
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 4.844% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •		650,000	649,568
Oaktree CLO Series 2020-1A D1RR 144A 6.505% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •		800,000	791,246
Octagon Investment Partners 51 Series 2021-1A AR 144A 4.874% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •		2,750,000	2,741,192
OHA Credit Partners VII Series 2012-7A D1R4 144A 6.389% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •		850,000	849,584
Palmer Square CLO Series 2015-1A A1A5 144A 4.918% (TSFR03M + 1.05%, Floor 1.05%) 5/21/34 #, •		3,700,000	3,696,848
Palmer Square European Loan Funding DAC
Series 2024-1A AR 144A 3.034% (EUR003M + 0.97%, Floor 0.97%) 8/15/33 #, •	EUR	283,777	332,834
Series 2025-1A A 144A 2.859% (EUR003M + 0.85%, Floor 0.85%) 10/15/34 #, •	EUR	1,444,644	1,697,313
NQ- OPTFI [1225] 0226 (5191660)    7

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Palmer Square European Loan Funding DAC
Series 2025-2A A 144A 3.214% (EUR003M + 1.15%, Floor 1.15%) 2/15/35 #, •	EUR	2,839,286	$ 3,342,425
Series 2025-3A A 144A 3.047% (EUR003M + 0.93%, Floor 0.93%) 7/15/35 #, •	EUR	1,000,000	1,173,879

Signal Peak CLO 5 Series 2018-5A A1R 144A 5.408% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •		1,800,000	1,802,729
TCI-Symphony CLO Series 2017-1A AR 144A 5.096% (TSFR03M + 1.19%, Floor 0.93%) 7/15/30 #, •		186,771	186,735
TCW CLO Series 2019-2A D1R2 144A 6.884% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •		850,000	825,227
Tikehau CLO IX DAC Series 9A AR 144A 3.224% (EUR003M + 1.22%, Floor 1.22%) 1/20/37 #, •	EUR	1,000,000	1,175,181
Toro European CLO 6 DAC Series 6A AR 144A 2.945% (EUR003M + 0.92%, Floor 0.92%) 1/12/32 #, •	EUR	235,894	276,854
Toro European CLO 7 DAC Series 7A ARE 144A 2.874% (EUR003M + 0.81%, Floor 0.81%) 2/15/34 #, •	EUR	1,529,069	1,792,482
Trinitas Euro CLO I DAC Series 1A AR 144A TBD (EUR003M + 1.21%, Floor 1.21%) 7/15/39 #, •	EUR	1,000,000	1,175,543
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Venture 32 CLO Series 2018-32A A1 144A 5.246% (TSFR03M + 1.36%, Floor 1.10%) 7/18/31 #, •	131,057	$ 131,120
Venture 34 CLO Series 2018-34A AR 144A 5.185% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	1,193,765	1,193,854
Venture 42 CLO Series 2021-42A A1A 144A 5.296% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	1,300,000	1,300,156
Venture XXIX CLO Series 2017-29A AR 144A 5.103% (TSFR03M + 1.25%, Floor 0.99%) 9/7/30 #, •	99,576	99,584
Vibrant CLO XI Series 2019-11A A1R1 144A 5.266% (TSFR03M + 1.38%, Floor 1.12%) 7/20/32 #, •	392,832	392,716
Voya CLO Series 2014-4A A1RA 144A 5.273% (TSFR03M + 1.36%) 7/14/31 #, •	114,094	114,081
Wellington Management CLO 4 Series 2025-4A D1 144A 6.434% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	750,000	743,652
Zais CLO 16 Series 2020-16A A1R2 144A 5.014% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	3,700,000	3,696,544
Total Collateralized Loan Obligations (cost $92,874,622)		93,073,297

8    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Corporate Bonds — 33.73%
Banking — 13.72%
ABN AMRO Bank 144A 2.47% 12/13/29 #, μ	4,000,000	$ 3,817,180
Access Bank 144A 6.125% 9/21/26 #	300,000	300,314
Akbank TAS
6.80% 6/22/31 μ, ■	200,000	201,351
144A 7.498% 1/20/30 #	200,000	211,942

Al Rajhi Sukuk 5.651% 3/16/36 μ, ■	410,000	414,308
Axis Bank 4.10% 9/8/26 μ, ψ, ■	545,000	538,449
Banco Davivienda 144A 8.125% 7/2/35 #, μ	490,000	514,441
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ	275,000	297,513
Banco del Estado de Chile 144A 7.95% 5/2/29 #, μ, ψ	380,000	403,912
Banco Macro 144A 8.00% 6/23/29 #	500,000	506,250
Banco Mercantil del Norte 144A 7.50% 6/27/29 #, μ, ψ	445,000	460,300
Banco Santander
4.175% 3/24/28 μ	1,200,000	1,200,671
4.551% 11/6/30	800,000	801,047

Bancolombia 8.625% 12/24/34 μ	400,000	429,212
Bangkok Bank
144A 3.466% 9/23/36 #, μ	315,000	286,666
144A 4.507% 11/26/30 #	440,000	441,130

Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, μ, ■	465,000	486,799
Bank Muscat SAOG 4.846% 10/1/30 ■	550,000	552,482
Bank of America
1.734% 7/22/27 μ	3,060,000	3,021,379
3.974% 2/7/30 μ	6,900,000	6,864,762
4.623% 5/9/29 μ	1,300,000	1,317,445
5.162% 1/24/31 μ	1,855,000	1,915,412
5.202% 4/25/29 μ	700,000	718,042
5.288% 4/25/34 μ	5,000,000	5,149,286
5.518% 10/25/35 μ	5,255,000	5,384,790
5.819% 9/15/29 μ	1,939,000	2,024,205
6.204% 11/10/28 μ	3,670,000	3,814,577
6.25% 7/26/30 μ, ψ	2,542,000	2,583,552
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Bank of America
6.625% 5/1/30 μ, ψ	1,015,000	$ 1,058,387

Bank of New York Mellon 4.942% 2/11/31 μ	1,470,000	1,512,072
Barclays
4.942% 9/10/30 μ	2,000,000	2,040,078
4.972% 5/16/29 μ	3,000,000	3,050,721
5.501% 8/9/28 μ	1,600,000	1,635,218
7.437% 11/2/33 μ	3,000,000	3,431,581
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
144A 5.875% 9/13/34 #, μ	400,000	399,632
144A 8.125% 1/8/39 #, μ	230,000	248,972
BNP Paribas
144A 1.904% 9/30/28 #, μ	1,800,000	1,733,335
144A 2.159% 9/15/29 #, μ	600,000	568,104
144A 3.052% 1/13/31 #, μ	4,700,000	4,452,040
BPCE
144A 5.748% 7/19/33 #, μ	5,000,000	5,206,325
144A 6.612% 10/19/27 #, μ	3,350,000	3,414,218

Burgan Bank 2.75% 12/15/31 μ, ■	295,000	287,717
CBQ Finance 4.625% 9/10/30 ■	550,000	552,054
Citibank
5.438% 4/30/26	955,000	958,704
5.488% 12/4/26	2,545,000	2,579,028
Citigroup
3.20% 10/21/26	1,000,000	994,355
4.075% 4/23/29 μ	2,400,000	2,398,837
4.503% 9/11/31 μ	2,110,000	2,117,107
5.174% 2/13/30 μ	1,900,000	1,950,156
6.02% 1/24/36 μ	1,215,000	1,273,086
6.625% 2/15/31 μ, ψ	890,000	904,847
6.75% 2/15/30 μ, ψ	972,000	990,175
7.00% 8/15/34 μ, ψ	850,000	896,957
Cooperatieve Rabobank
3.75% 7/21/26	1,350,000	1,347,093
NQ- OPTFI [1225] 0226 (5191660)    9

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Cooperatieve Rabobank
144A 5.447% 3/5/30 #, μ		3,300,000	$ 3,411,038

Credit Agricole 144A 4.818% 9/25/33 #, μ		2,350,000	2,347,802
Credit Suisse Group
144A 6.25% 12/18/24 #, ψ		2,000,000	550,000
144A 6.375% 8/21/26 #, ψ		1,900,000	522,500
7.50% 12/11/23 ψ, ■		400,000	110,000

Danske Bank 144A 5.705% 3/1/30 #, μ		3,400,000	3,533,744
Deutsche Bank
2.552% 1/7/28 μ		2,720,000	2,675,685
3.547% 9/18/31 μ		1,500,000	1,432,168
3.729% 1/14/32 μ		700,000	661,894
4.95% 8/4/31 μ		3,400,000	3,435,155
5.297% 5/9/31 μ		1,290,000	1,322,022
6.819% 11/20/29 μ		679,000	724,807
7.146% 7/13/27 μ		1,130,000	1,147,448
Goldman Sachs Group
1.431% 3/9/27 μ		2,000,000	1,989,893
1.542% 9/10/27 μ		9,350,000	9,188,689
3.615% 3/15/28 μ		3,400,000	3,381,906
4.223% 5/1/29 μ		6,100,000	6,117,919
4.369% 10/21/31 μ		2,170,000	2,165,293
4.937% 4/23/28 μ		600,000	606,955
5.016% 10/23/35 μ		2,080,000	2,091,873
5.049% 7/23/30 μ		6,355,000	6,512,853
5.207% 1/28/31 μ		2,100,000	2,170,255
5.218% 4/23/31 μ		2,635,000	2,722,091
6.484% 10/24/29 μ		5,195,000	5,511,329
HSBC Holdings
2.013% 9/22/28 μ		3,800,000	3,668,936
2.848% 6/4/31 μ		2,700,000	2,524,889
2.871% 11/22/32 μ		1,000,000	909,305
5.21% 8/11/28 μ		500,000	508,575
5.546% 3/4/30 μ		1,800,000	1,866,665
5.875% 9/28/26 μ, ψ	GBP	500,000	676,315

Huntington Bancshares 6.25% 10/15/30 μ, ψ		1,270,000	1,276,020
ING Groep
3.875% 5/16/27 μ, ψ		3,000,000	2,924,295
5.55% 3/19/35 μ		4,000,000	4,162,061
Intesa Sanpaolo
144A 4.00% 9/23/29 #		1,300,000	1,283,493
144A 6.625% 6/20/33 #		2,600,000	2,866,667
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Intesa Sanpaolo
144A 7.20% 11/28/33 #		800,000	$ 914,077
7.75% 1/11/27 μ, ψ, ■	EUR	200,000	245,043
JPMorgan Chase & Co.
1.47% 9/22/27 μ		6,365,000	6,250,177
2.522% 4/22/31 μ		5,500,000	5,124,828
2.947% 2/24/28 μ		1,100,000	1,086,995
2.963% 1/25/33 μ		500,000	459,014
4.005% 4/23/29 μ		900,000	899,329
4.452% 12/5/29 μ		1,500,000	1,515,763
4.851% 7/25/28 μ		1,400,000	1,418,370
5.103% 4/22/31 μ		1,635,000	1,688,797
5.14% 1/24/31 μ		1,085,000	1,121,658
5.571% 4/22/28 μ		1,340,000	1,367,029
5.572% 4/22/36 μ		521,000	546,818
5.576% 7/23/36 μ		1,335,000	1,381,500
6.254% 10/23/34 μ		2,940,000	3,233,097

JPMorgan Chase Bank 5.11% 12/8/26		4,000,000	4,043,858
KeyBank 5.85% 11/15/27		995,000	1,025,706
Kookmin Bank 144A 2.50% 11/4/30 #		550,000	501,817
Lloyds Banking Group
3.75% 3/18/28 μ		1,400,000	1,395,702
5.462% 1/5/28 μ		3,600,000	3,649,103

Metropolitan Bank & Trust 5.375% 3/6/29 ■		265,000	273,410
Mitsubishi UFJ Financial Group 2.559% 2/25/30		1,800,000	1,683,492
Mizuho Financial Group
2.564% 9/13/31		1,400,000	1,255,974
2.591% 5/25/31 μ		2,000,000	1,859,997
3.261% 5/22/30 μ		3,100,000	3,002,007
Morgan Stanley
0.495% 10/26/29 μ	EUR	2,000,000	2,201,867
3.625% 1/20/27		4,000,000	3,990,518
3.79% 3/21/30 μ	EUR	4,400,000	5,293,967
4.133% 10/18/29 μ		810,000	809,845
4.21% 4/20/28 μ		1,400,000	1,403,363
4.892% 10/22/36 μ		1,180,000	1,170,005
4.968% (SOFR + 1.02%) 4/13/28 •		4,500,000	4,519,599
5.123% 2/1/29 μ		4,100,000	4,185,827
5.192% 4/17/31 μ		315,000	324,852
5.652% 4/13/28 μ		1,200,000	1,223,943
5.656% 4/18/30 μ		1,200,000	1,250,569

10    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
5.664% 4/17/36 μ		4,917,000	$ 5,164,301
6.296% 10/18/28 μ		1,717,000	1,784,372
6.407% 11/1/29 μ		1,688,000	1,789,469
Nationwide Building Society
144A 2.972% 2/16/28 #, μ		800,000	790,684
144A 4.302% 3/8/29 #, μ		5,200,000	5,210,433
NatWest Group
4.80% 4/5/26		5,000,000	5,012,788
5.115% 5/23/31 μ		1,770,000	1,818,424
5.125% 5/12/27 μ, ψ	GBP	500,000	670,352
5.778% 3/1/35 μ		3,800,000	4,020,175

NBK SPC 144A 1.625% 9/15/27 #, μ		400,000	392,396
Nordea Bank 144A 6.75% 11/10/33 #, μ, ψ		1,020,000	1,050,038
Nykredit Realkredit 2.00% 10/1/53 ■	DKK	1	0
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ		795,000	792,817
PNC Bank 4.05% 7/26/28		2,400,000	2,404,068
PNC Financial Services Group
3.40% 9/15/26 μ, ψ		1,465,000	1,437,325
4.899% 5/13/31 μ		845,000	865,074
5.575% 1/29/36 μ		980,000	1,022,372
5.676% 1/22/35 μ		1,090,000	1,149,636
6.875% 10/20/34 μ		1,645,000	1,862,514

Popular 7.25% 3/13/28		1,987,000	2,095,441
QNB Bank 10.75% 11/15/33 μ, ■		275,000	310,824
Royal Bank of Canada 6.50% 11/24/85 μ		1,580,000	1,574,475
Santander UK Group Holdings
3.823% 11/3/28 μ		3,200,000	3,179,927
6.534% 1/10/29 μ		3,350,000	3,501,084

Scotiabank Peru 144A 6.10% 10/1/35 #, μ		495,000	513,068
Shinhan Bank 144A 5.75% 4/15/34 #		420,000	441,126
SNB Funding 6.00% 6/24/35 μ, ■		435,000	448,176
Societe Generale 144A 5.439% 10/3/36 #, μ		1,890,000	1,894,819
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Standard Chartered
144A 5.005% 10/15/30 #, μ		1,100,000	$ 1,123,976
144A 6.301% 1/9/29 #, μ		270,000	280,803
144A 7.625% 1/16/32 #, μ, ψ		275,000	294,768
State Street
4.543% 4/24/28 μ		2,460,000	2,481,306
4.784% 10/23/36 μ		1,020,000	1,015,086
4.834% 4/24/30		920,000	947,614
Sumitomo Mitsui Financial Group
2.222% 9/17/31		2,300,000	2,047,405
5.454% 1/15/32		2,000,000	2,094,086

Sumitomo Mitsui Trust Bank 144A 5.20% 3/7/27 #		2,700,000	2,739,209
TBC Bank JSC 144A 10.25% 7/30/29 #, μ, ψ		395,000	421,796
Toronto-Dominion Bank 6.35% 10/31/85 μ		845,000	860,067
Truist Bank 4.632% 9/17/29 μ		527,000	528,970
Truist Financial 4.964% 10/23/36 μ		3,945,000	3,904,473
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		500,000	522,992
UBS Group
0.25% 11/5/28 μ, ■	EUR	1,000,000	1,125,928
144A 3.126% 8/13/30 #, μ		2,000,000	1,916,815
144A 4.194% 4/1/31 #, μ		2,500,000	2,477,039
144A 4.844% 11/6/33 #, μ		1,920,000	1,922,397
144A 5.01% 3/23/37 #, μ		1,890,000	1,874,071
144A 5.699% 2/8/35 #, μ		3,900,000	4,102,815
144A 6.85% 9/10/29 #, μ, ψ		1,795,000	1,842,700
144A 7.00% 2/10/30 #, μ, ψ		880,000	902,948

UniCredit 7.50% 6/3/26 μ, ψ, ■	EUR	600,000	718,991
US Bancorp
2.491% 11/3/36 μ		3,400,000	2,969,409
4.653% 2/1/29 μ		1,136,000	1,150,394
5.046% 2/12/31 μ		1,470,000	1,510,439
NQ- OPTFI [1225] 0226 (5191660)    11

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
5.678% 1/23/35 μ		1,115,000	$ 1,177,972
6.787% 10/26/27 μ		720,000	735,942

US Bank 4.73% 5/15/28 μ		1,485,000	1,500,128
Wells Fargo & Co.
3.196% 6/17/27 μ		900,000	896,500
3.584% 5/22/28 μ		5,300,000	5,266,811
3.90% 3/15/26 μ, ψ		1,000,000	997,499
4.982% (SOFR + 1.07%) 4/22/28 •		2,900,000	2,916,869
5.15% 4/23/31 μ		125,000	129,056
5.198% 1/23/30 μ		2,200,000	2,266,103
5.244% 1/24/31 μ		1,115,000	1,155,208
5.389% 4/24/34 μ		5,000,000	5,203,728
5.605% 4/23/36 μ		2,815,000	2,951,612
5.707% 4/22/28 μ		3,800,000	3,879,374

Wells Fargo Bank 5.254% 12/11/26		2,100,000	2,125,664
Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		495,000	498,552
			374,650,365
Basic Industry — 0.54%
AngloGold Ashanti Holdings 6.50% 4/15/40		335,000	356,779
Celanese US Holdings
6.50% 4/15/30		151,000	151,880
6.75% 4/15/33		1,256,000	1,250,547

Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,870,000	1,919,088
First Quantum Minerals 144A 7.25% 2/15/34 #		340,000	357,717
Fortescue Treasury 144A 6.125% 4/15/32 #		1,885,000	1,968,663
GC Treasury Center 144A 7.125% 3/10/35 #, μ, ψ		410,000	417,532
INEOS Styrolution Group 2.25% 1/16/27 ■	EUR	300,000	332,526
LD Celulose International 144A 7.95% 1/26/32 #		355,000	371,014
Magnera 144A 7.25% 11/15/31 #		855,000	840,213
Nickel Industries 144A 9.00% 9/30/30 #		205,000	212,804
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Novelis 144A 4.75% 1/30/30 #	1,580,000	$ 1,527,379
OCP 144A 6.10% 4/30/30 #	200,000	209,145
Sasol Financing USA 144A 8.75% 5/3/29 #	305,000	310,775
Vale Overseas 144A 6.00% 2/25/56 #, μ	555,000	555,722
Vedanta Resources Finance II 144A 9.125% 10/15/32 #	410,000	413,626
Volcan Cia Minera 144A 8.50% 10/28/32 #	610,000	628,684
Westlake
5.55% 11/15/35	1,685,000	1,685,568
6.375% 11/15/55	725,000	714,122

Windfall Mining Group 144A 5.854% 5/13/32 #	560,000	585,263
		14,809,047
Brokerage — 0.25%
Jefferies Financial Group
2.625% 10/15/31	2,925,000	2,596,680
6.45% 6/8/27	331,000	341,724
6.50% 1/20/43	880,000	916,355

PennyMac Financial Services 144A 6.875% 5/15/32 #	2,755,000	2,885,711
		6,740,470
Capital Goods — 0.36%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	200,000	162,799
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	430,723	449,058
Bombardier
144A 7.00% 6/1/32 #	675,000	714,076
144A 7.25% 7/1/31 #	1,105,000	1,178,922

Celestial Dynasty 6.375% 8/22/28 ■	335,000	332,731
IHS Holding 144A 8.25% 11/29/31 #	605,000	633,543
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	300,000	309,375

12    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)

Montego Bay Airport Revenue Finance 144A 6.60% 6/15/35 #	545,000	$ 546,357
Rolls-Royce 144A 5.75% 10/15/27 #	1,000,000	1,025,859
Standard Industries 144A 3.375% 1/15/31 #	1,073,000	986,420
TransDigm
144A 6.375% 5/31/33 #	2,650,000	2,721,039
144A 6.625% 3/1/32 #	675,000	703,127
		9,763,306
Communications — 3.53%
Alibaba Group Holding
2.70% 2/9/41	265,000	194,940
5.25% 5/26/35	315,000	328,446
Amazon.com
4.10% 11/20/30	1,310,000	1,311,822
5.55% 11/20/65	1,165,000	1,130,950
AT&T
2.55% 12/1/33	2,673,000	2,282,122
5.55% 11/1/45	1,090,000	1,050,632
6.05% 8/15/56	675,000	681,501
6.30% 1/15/38	900,000	978,135

Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	380,000	382,685
Beignet Investor 144A 6.581% 5/30/49 #	14,000,000	14,803,720
CCO Holdings
144A 4.25% 1/15/34 #	1,625,000	1,383,240
144A 6.375% 9/1/29 #	2,739,000	2,778,033
Charter Communications Operating
2.80% 4/1/31	4,000,000	3,600,901
4.40% 12/1/61	4,252,000	2,783,889
5.05% 3/30/29	3,800,000	3,845,138

Digicel International Finance 144A 8.625% 8/1/32 #	435,000	451,648
Iliad Holding 144A 8.50% 4/15/31 #	1,943,000	2,092,415
Meituan 144A 4.625% 10/2/29 #	350,000	351,763
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Meta Platforms
4.60% 11/15/32	1,025,000	$ 1,033,536
4.875% 11/15/35	2,875,000	2,872,262
5.50% 11/15/45	5,060,000	4,916,419

Midcontinent Communications 144A 8.00% 8/15/32 #	1,625,000	1,665,422
Millicom International Cellular 144A 7.375% 4/2/32 #	401,000	417,077
NTT Finance
144A 4.62% 7/16/28 #	400,000	405,385
144A 5.282% (SOFR + 1.31%) 7/16/30 #, •	900,000	914,172

Prosus 144A 3.061% 7/13/31 #	395,000	359,840
Rogers Communications 5.30% 2/15/34	2,075,000	2,095,126
Sable International Finance 144A 7.125% 10/15/32 #	520,000	527,442
Sirius XM Radio 144A 4.125% 7/1/30 #	2,115,000	2,012,925
SoftBank
144A 4.699% 7/9/30 #	2,445,000	2,454,899
144A 5.332% 7/9/35 #	2,940,000	2,948,779

Sprint Capital 6.875% 11/15/28	3,275,000	3,515,635
Time Warner Cable
6.55% 5/1/37	5,955,000	6,084,141
7.30% 7/1/38	2,120,000	2,272,758
T-Mobile USA
1.50% 2/15/26	2,100,000	2,093,220
3.30% 2/15/51	1,500,000	1,003,793
3.75% 4/15/27	2,150,000	2,143,912
3.875% 4/15/30	1,400,000	1,376,994
5.875% 11/15/55	1,665,000	1,670,383

Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	350,000	368,798
Verizon Communications
2.55% 3/21/31	537,000	490,574
4.75% 1/15/33	3,230,000	3,228,427
4.78% 2/15/35	1,027,000	1,011,525
5.00% 1/15/36	1,955,000	1,939,160
5.875% 11/30/55	1,555,000	1,537,412
NQ- OPTFI [1225] 0226 (5191660)    13

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Vmed O2 UK Financing I
144A 4.25% 1/31/31 #	1,290,000	$ 1,177,486
144A 4.75% 7/15/31 #	930,000	859,319
144A 7.75% 4/15/32 #	2,600,000	2,712,710
		96,541,511
Consumer Cyclical — 1.88%
BMW US Capital 144A 4.75% 3/21/28 #	900,000	913,241
Caesars Entertainment
144A 6.50% 2/15/32 #	1,910,000	1,957,672
144A 7.00% 2/15/30 #	2,675,000	2,771,640
Carnival
144A 4.00% 8/1/28 #	500,000	492,877
144A 5.875% 6/15/31 #	2,000,000	2,067,328

El Puerto de Liverpool 144A 6.658% 1/22/37 #	470,000	504,028
Ford Motor Credit
2.70% 8/10/26	700,000	693,384
4.389% 1/8/26	1,900,000	1,900,132
5.80% 3/5/27	3,500,000	3,545,053
5.869% 10/31/35	680,000	671,852
6.532% 3/19/32	1,765,000	1,846,565

Future Retail 144A 5.60% 1/22/25 #, ‡	565,000	1,418
General Motors Financial
2.35% 2/26/27	3,575,000	3,504,813
5.60% 6/18/31	478,000	498,790
5.625% 4/4/32	590,000	614,650
5.75% 2/8/31	4,100,000	4,314,638

Gildan Activewear 144A 4.70% 10/7/30 #	3,515,000	3,498,844
Hilton Domestic Operating
144A 3.625% 2/15/32 #	700,000	650,353
144A 4.00% 5/1/31 #	700,000	670,677

Hilton Grand Vacations Borrower Escrow 144A 5.00% 6/1/29 #	900,000	874,789
Hyundai Capital Services 144A 5.25% 1/22/28 #	330,000	337,092
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

Las Vegas Sands 5.625% 6/15/28	1,900,000	$ 1,948,458
Lowe's 4.25% 3/15/31	1,365,000	1,359,660
Marriott International 3.50% 10/15/32	900,000	840,805
Melco Resorts Finance
144A 5.375% 12/4/29 #	200,000	198,141
5.75% 7/21/28 ■	200,000	200,065
144A 7.625% 4/17/32 #	415,000	436,874

MGM China Holdings 144A 4.75% 2/1/27 #	200,000	199,286
Nissan Motor
144A 4.345% 9/17/27 #	1,400,000	1,382,044
144A 4.81% 9/17/30 #	600,000	566,040
Nissan Motor Acceptance
144A 2.45% 9/15/28 #	300,000	278,968
144A 5.773% (SOFRINDX + 2.05%) 9/13/27 #, •	100,000	99,412

QXO Building Products 144A 6.75% 4/30/32 #	660,000	689,844
Resideo Funding 144A 6.50% 7/15/32 #	1,350,000	1,383,457
Sands China
2.30% 3/8/27	200,000	195,440
2.85% 3/8/29	400,000	380,016
3.25% 8/8/31	425,000	393,164
4.375% 6/18/30	250,000	246,899
5.40% 8/8/28	1,800,000	1,835,483

Toyota Motor Credit 4.596% (SOFR + 0.77%) 8/7/26 •	1,100,000	1,103,706
Volkswagen Group of America Finance
144A 4.95% 3/25/27 #	600,000	605,290
144A 5.05% 3/27/28 #	2,900,000	2,945,720
144A 5.65% 9/12/28 #	400,000	412,827
Warnermedia Holdings
5.05% 3/15/42	800,000	565,000
5.141% 3/15/52	70,000	46,295
Wynn Macau
5.50% 10/1/27 ■	200,000	199,983

14    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
Wynn Macau
144A 6.75% 2/15/34 #		485,000	$ 491,678
			51,334,391
Consumer Non-Cyclical — 3.02%
AbbVie 4.95% 3/15/31		4,300,000	4,447,671
Adani Ports & Special Economic Zone 144A 3.10% 2/2/31 #		400,000	354,866
Amgen 2.20% 2/21/27		3,300,000	3,238,741
Anheuser-Busch InBev Worldwide 5.55% 1/23/49		2,150,000	2,147,830
Ashtead Capital 144A 5.95% 10/15/33 #		2,600,000	2,752,262
Astrazeneca Finance 1.75% 5/28/28		4,600,000	4,396,922
Bayer US Finance
144A 6.125% 11/21/26 #		800,000	811,719
144A 6.25% 1/21/29 #		200,000	210,476
144A 6.375% 11/21/30 #		600,000	641,722
144A 6.50% 11/21/33 #		400,000	433,179

Bayer US Finance II 144A 4.375% 12/15/28 #		200,000	200,256
Becton Dickinson Euro Finance 1.336% 8/13/41	EUR	700,000	542,885
Bidvest Group UK 144A 6.20% 9/17/32 #		440,000	448,348
Bimbo Bakeries USA 144A 6.40% 1/15/34 #		260,000	284,058
Block 144A 6.00% 8/15/33 #		1,531,000	1,572,596
Bunge Limited Finance 4.20% 9/17/29		2,930,000	2,936,527
Cargill
144A 4.125% 10/23/30 #		1,175,000	1,170,313
144A 5.375% 10/23/55 #		1,525,000	1,468,726
CVS Health
3.75% 4/1/30		4,400,000	4,298,029
5.45% 9/15/35		1,460,000	1,495,021
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
6.20% 9/15/55	1,310,000	$ 1,330,997

CVS Pass Through Trust 144A 5.773% 1/10/33 #, ♦	46,561	47,487
DaVita
144A 3.75% 2/15/31 #	580,000	537,012
144A 4.625% 6/1/30 #	945,000	919,546

DP World Crescent 144A 5.50% 5/8/35 #	485,000	500,356
ERAC USA Finance 144A 4.60% 5/1/28 #	3,880,000	3,934,777
Global Medical Response 144A 7.375% 10/1/32 #	1,120,000	1,166,344
Global Payments 3.20% 8/15/29	2,150,000	2,051,259
Haleon US Capital 3.375% 3/24/29	500,000	488,837
HCA
3.50% 9/1/30	4,500,000	4,329,060
4.125% 6/15/29	3,400,000	3,389,589
5.25% 3/1/30	2,000,000	2,065,215
5.45% 9/15/34	1,735,000	1,786,724
Herc Holdings
144A 7.00% 6/15/30 #	580,000	610,754
144A 7.25% 6/15/33 #	420,000	445,609

International Container Terminal Services 4.75% 6/17/30 ■	245,000	247,573
JBS USA Holding Lux 144A 6.25% 3/1/56 #	735,000	732,451
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	340,000	348,980
Merck & Co.
3.85% 3/15/29	910,000	909,833
4.15% 3/15/31	2,425,000	2,418,069
4.45% 12/4/32	1,285,000	1,287,171
4.75% 12/4/35	1,160,000	1,156,117
5.50% 3/15/46	1,285,000	1,280,960
5.55% 12/4/55	1,815,000	1,792,193
5.70% 12/4/65	1,210,000	1,198,061

MHP Lux 144A 6.95% 4/3/26 #	365,000	356,323
Pfizer
4.20% 11/15/30	825,000	829,028
NQ- OPTFI [1225] 0226 (5191660)    15

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Pfizer
4.875% 11/15/35	1,250,000	$ 1,254,214

Philip Morris International 4.125% 4/28/28	3,100,000	3,114,531
Roche Holdings
144A 4.374% 12/2/32 #	1,115,000	1,111,144
144A 4.666% 12/2/35 #	1,745,000	1,737,431

Sysco 5.10% 9/23/30	900,000	929,679
Tenet Healthcare 4.25% 6/1/29	2,680,000	2,642,306
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	202,422
6.75% 3/1/28	315,000	327,155

United Rentals North America 3.875% 2/15/31	594,000	567,012
UnitedHealth Group 3.70% 5/15/27	600,000	599,242
		82,497,608
Energy — 2.36%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	275,000	255,933
Adnoc Murban Rsc 144A 4.25% 9/11/29 #	3,600,000	3,625,490
Azule Energy Finance 144A 8.125% 1/23/30 #	345,000	345,794
Cenovus Energy 5.40% 3/20/36	1,700,000	1,698,568
Diamondback Energy 5.55% 4/1/35	2,688,000	2,763,921
EIG Pearl Holdings 144A 4.387% 11/30/46 #	245,000	207,365
Enbridge
4.90% 6/20/30	865,000	884,595
5.55% 6/20/35	1,360,000	1,407,698
5.70% 3/8/33	5,000,000	5,268,958
5.75% 7/15/80 μ	585,000	592,787
Energy Transfer
4.95% 5/15/28	700,000	712,005
5.50% 6/1/27	3,200,000	3,253,494
6.10% 12/1/28	2,655,000	2,789,837
6.25% 4/15/49	4,420,000	4,380,908
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Energy Transfer
6.50% 2/15/56 μ	2,445,000	$ 2,437,998
6.75% 2/15/56 μ	2,660,000	2,671,592

Enterprise Products Operating 4.60% 1/15/31	1,455,000	1,473,314
Galaxy Pipeline Assets Bidco 144A 2.16% 3/31/34 #	499,921	453,222
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	550,000	601,361
Hilcorp Energy I
144A 6.00% 2/1/31 #	710,000	677,703
144A 6.25% 4/15/32 #	675,000	637,795

KazMunayGas National JSC 144A 3.50% 4/14/33 #	395,000	357,084
NGL Energy Operating 144A 8.375% 2/15/32 #	1,050,000	1,088,031
ONEOK
4.35% 3/15/29	1,500,000	1,505,326
5.65% 11/1/28	700,000	727,255
5.70% 11/1/54	960,000	895,290

ORLEN 144A 6.00% 1/30/35 #	475,000	501,380
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	600,000	612,201
Petrobras Global Finance 6.25% 1/10/36	550,000	540,338
Petronas Capital 144A 5.848% 4/3/55 #	380,000	397,828
Pluspetrol 144A 8.50% 5/30/32 #	375,000	381,588
PRIO Luxembourg Holding 144A 6.75% 10/15/30 #	420,000	409,080
Raizen Fuels Finance
144A 6.25% 7/8/32 #	365,000	307,056
144A 6.95% 3/5/54 #	465,000	354,911

Santos Finance 144A 3.649% 4/29/31 #	1,700,000	1,594,151
SEPLAT Energy 144A 9.125% 3/21/30 #	365,000	379,761
Shell Finance US
4.125% 11/6/30	610,000	610,149
4.75% 1/6/36	1,505,000	1,503,368

16    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

SierraCol Energy Andina 144A 9.00% 11/14/30 #	500,000	$ 475,750
Southern Gas Corridor CJSC 6.875% 3/24/26 ■	200,000	201,732
State Oil Co. of the Azerbaijan Republic 6.95% 3/18/30 ■	200,000	216,827
Targa Resources
4.20% 2/1/33	300,000	287,331
4.35% 1/15/29	890,000	892,690
5.40% 7/30/36	470,000	470,729

Tecpetrol 144A 7.625% 11/3/30 #	480,000	477,182
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	3,500,000	3,303,966
Transportadora de Gas del Sur 144A 7.75% 11/20/35 #	395,000	391,192
USA Compression Partners 144A 7.125% 3/15/29 #	2,014,000	2,085,661
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	3,870,000	3,320,699
Viper Energy Partners
4.90% 8/1/30	1,400,000	1,416,961
5.70% 8/1/35	1,300,000	1,327,495

Woodside Finance 144A 3.70% 9/15/26 #	400,000	398,607
		64,571,957
Finance Companies — 2.60%
Abu Dhabi Developmental Holding PJSC 144A 5.50% 5/8/34 #	1,500,000	1,587,295
AerCap Ireland Capital DAC
2.45% 10/29/26	200,000	197,337
4.45% 4/3/26	150,000	150,017
5.00% 11/15/35	2,010,000	1,991,722

Air Lease 4.125% 12/15/26 μ, ψ	967,000	950,799
American Express 5.284% 7/26/35 μ	1,700,000	1,752,510
Apollo Debt Solutions 6.70% 7/29/31	2,755,000	2,908,686
Apollo Global Management
4.60% 1/15/31	1,030,000	1,036,183
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Apollo Global Management
5.15% 8/12/35		780,000	$ 781,813

Ares Capital 5.10% 1/15/31		2,495,000	2,465,321
Aviation Capital Group 144A 5.375% 7/15/29 #		1,400,000	1,435,174
Avolon Holdings Funding
144A 2.528% 11/18/27 #		51,000	49,485
144A 4.95% 1/15/28 #		1,030,000	1,043,005
144A 4.95% 10/15/32 #		2,400,000	2,378,705
144A 5.375% 5/30/30 #		420,000	431,685
Blackstone Private Credit Fund
5.05% 9/10/30		1,075,000	1,059,117
5.60% 11/22/29		920,000	930,018
Blue Owl Credit Income
5.80% 3/15/30		1,419,000	1,419,010
6.60% 9/15/29		1,170,000	1,205,100

Brookfield Asset Management 4.653% 11/15/30		2,025,000	2,042,088
Brookfield Capital Finance 6.087% 6/14/33		3,800,000	4,071,881
Brookfield Finance 5.33% 1/15/36		3,495,000	3,501,745
Cantor Fitzgerald 144A 7.20% 12/12/28 #		2,800,000	2,977,651
CI Financial 144A 4.625% 12/12/31 #	EUR	800,000	947,559
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #		3,908,000	3,991,029
Crown Castle 2.25% 1/15/31		5,000,000	4,471,683
DAE Funding 3.375% 3/20/28 ■		2,700,000	2,631,825
Encore Capital Group 144A 8.50% 5/15/30 #		400,000	430,470
GE Capital UK Funding Unlimited 5.875% 1/18/33 ■	GBP	300,000	430,651
NQ- OPTFI [1225] 0226 (5191660)    17

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)

Indigo Group 1.625% 4/19/28 ■	EUR	1,700,000	$ 1,949,426
Jyske Realkredit 1.50% 10/1/53	DKK	1	0
KKR & Co. 5.10% 8/7/35		4,155,000	4,157,138
Logicor Financing 3.25% 11/13/28 ■	EUR	3,400,000	4,050,102
Muthoot Finance 144A 6.375% 3/2/30 #		505,000	513,231
OneMain Finance 7.125% 9/15/32		2,770,000	2,881,272
Owl Rock Capital 2.875% 6/11/28		500,000	472,473
Realkredit Danmark
1.00% 10/1/50 ■	DKK	1	0
1.50% 10/1/53 ■	DKK	1	0
2.00% 10/1/53 ■	DKK	1	0

Sirius Real Estate 1.125% 6/22/26 ■	EUR	2,400,000	2,800,289
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #		2,090,000	2,091,629
Stellantis Finance US 144A 5.35% 3/17/28 #		500,000	509,923
Stellantis Financial Services US 144A 5.413% (SOFR + 1.69%) 9/15/28 #, •		1,400,000	1,409,929
UWM Holdings 144A 6.25% 3/15/31 #		890,000	889,008
			70,993,984
Industrials — 0.68%
Amcor Flexibles North America 5.50% 3/17/35		1,000,000	1,033,543
Amphenol
4.125% 11/15/30		825,000	820,942
4.625% 2/15/36		1,500,000	1,470,163

ATP Tower Holdings 144A 7.875% 2/3/30 #		385,000	397,309
Boeing
6.259% 5/1/27		2,750,000	2,822,767
6.298% 5/1/29		700,000	743,256
6.388% 5/1/31		1,100,000	1,194,237
6.528% 5/1/34		500,000	553,355
6.858% 5/1/54		3,835,000	4,310,074
7.008% 5/1/64		400,000	456,191

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Industrials (continued)

Embraer Netherlands Finance 5.40% 1/9/38		450,000	$ 445,635
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,100,000	1,124,385
HTA Group 144A 7.50% 6/4/29 #		365,000	378,162
Mauser Packaging Solutions Holding 144A 7.875% 4/15/30 #		2,064,000	2,049,625
MV24 Capital 144A 6.748% 6/1/34 #		416,418	413,620
Sitios Latinoamerica 144A 6.00% 11/25/29 #		315,000	327,285
			18,540,549
Insurance — 0.35%
AIA Group
144A 3.90% 4/6/28 #		1,000,000	1,001,376
144A 5.375% 4/5/34 #		310,000	321,062

Athene Global Funding 3.054% (EUR003M + 1.00%) 2/23/27 ■, •	EUR	2,500,000	2,952,335
Athene Holding 6.875% 6/28/55 μ		1,290,000	1,289,685
F&G Global Funding 144A 5.875% 1/16/30 #		1,100,000	1,142,910
Fairfax Financial Holdings 4.625% 4/29/30		1,000,000	1,004,165
FWD Group Holdings
144A 5.252% 9/22/30 #		250,000	251,629
144A 5.836% 9/22/35 #		395,000	399,999

Hanwha Life Insurance 144A 6.30% 6/24/55 #, μ		420,000	436,653
Henneman Trust 144A 6.58% 5/15/55 #		730,000	763,514
			9,563,328
Real Estate Investment Trusts — 0.85%
American Tower
2.30% 9/15/31		1,600,000	1,421,932
3.65% 3/15/27		300,000	298,841
3.95% 3/15/29		2,150,000	2,132,867
5.20% 2/15/29		600,000	617,704

18    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts (continued)

EPR Properties 4.50% 6/1/27		1,700,000	$ 1,703,527
Extra Space Storage 5.40% 2/1/34		2,340,000	2,407,127
FIBRA Prologis 144A 5.50% 11/26/35 #		445,000	447,336
GLP Capital 4.00% 1/15/30		2,600,000	2,535,355
Iron Mountain 144A 5.25% 7/15/30 #		661,000	653,521
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #		2,105,000	2,010,822
IRSA Inversiones y Representaciones 144A 8.00% 3/31/35 #		430,000	429,785
Prologis 4.20% 2/15/33	CAD	1,300,000	952,664
Simon Property Group 2.65% 2/1/32		770,000	693,376
Starwood Property Trust 144A 7.25% 4/1/29 #		3,315,000	3,505,122
Sunac China Holdings
144A 6.00% 9/30/26 #, ‡		482,710	75,834
144A 6.25% 9/30/27 #, ‡		281,821	44,736

Trust 2401 144A 7.70% 1/23/32 #		416,000	460,587
VICI Properties
4.75% 2/15/28		100,000	101,013
4.95% 2/15/30		1,815,000	1,837,266
5.625% 4/1/35		715,000	730,499
144A 5.75% 2/1/27 #		145,000	146,687
			23,206,601
Technology — 1.42%
Amentum Holdings 144A 7.25% 8/1/32 #		1,845,000	1,945,883
Broadcom
144A 3.137% 11/15/35 #		2,789,000	2,402,837
3.419% 4/15/33		1,600,000	1,481,532
4.20% 10/15/30		1,450,000	1,449,314
144A 4.926% 5/15/37 #		115,000	113,555
5.05% 4/15/30		2,900,000	2,992,997

CDW 3.276% 12/1/28		4,143,000	4,026,488
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Entegris 144A 4.75% 4/15/29 #	1,230,000	$ 1,233,908
Fiserv 3.50% 7/1/29	3,500,000	3,395,610
Foundry JV Holdco
144A 6.10% 1/25/36 #	1,520,000	1,590,824
144A 6.15% 1/25/32 #	1,095,000	1,161,219
Leidos
5.40% 3/15/32	735,000	764,761
5.50% 3/15/35	2,560,000	2,661,721

NXP 3.875% 6/18/26	3,250,000	3,247,155
Oracle
4.70% 9/27/34	2,600,000	2,411,901
5.875% 9/26/45	5,855,000	5,290,734
TD SYNNEX
2.375% 8/9/28	800,000	762,136
2.65% 8/9/31	1,200,000	1,080,515

TSMC Arizona 2.50% 10/25/31	590,000	538,069
TSMC Global 144A 2.25% 4/23/31 #	245,000	222,532
		38,773,691
Transportation — 0.26%
Air Canada 144A 3.875% 8/15/26 #	300,000	298,741
American Airlines 144A 5.50% 4/20/26 #	83,333	83,495
American Airlines 2015-1 Class A Pass Through Trust 3.375% 11/1/28 ♦	853,355	842,322
American Airlines 2016-1 Class AA Pass Through Trust 3.575% 7/15/29 ♦	400,354	396,107
American Airlines 2016-3 Class AA Pass Through Trust 3.00% 4/15/30 ♦	745,783	721,713
American Airlines 2019-1 Class AA Pass Through Trust 3.15% 8/15/33 ♦	140,314	132,626
American Airlines 2021-1 Class A Pass Through Trust 2.875% 1/11/36 ♦	83,913	76,650
British Airways 2018-1 Class AA Pass Through Trust 144A 3.80% 3/20/33 #, ♦	711,070	697,515
NQ- OPTFI [1225] 0226 (5191660)    19

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
British Airways 2019-1 Class AA Pass Through Trust 144A 3.30% 6/15/34 #, ♦	215,311	$ 203,306
Latam Airlines Group 144A 7.875% 4/15/30 #	495,000	521,245
Penske Truck Leasing 144A 4.45% 1/29/26 #	2,100,000	2,100,749
United Airlines 144A 4.625% 4/15/29 #	300,000	298,910
United Airlines 2020-1 Class A Pass Through Trust 5.875% 4/15/29 ♦	646,111	662,491
		7,035,870
Utilities — 1.91%
Adani Electricity Mumbai 144A 3.949% 2/12/30 #	245,000	228,384
Aegea Finance 144A 7.625% 1/20/36 #	370,000	353,573
AEP Texas 5.40% 6/1/33	2,805,000	2,903,941
AES Andes 144A 8.15% 6/10/55 #, μ	480,000	503,227
American Electric Power 5.80% 3/15/56 μ	875,000	869,055
Black Hills 4.55% 1/31/31	1,090,000	1,090,721
Boston Gas 144A 3.757% 3/16/32 #	500,000	474,667
Cikarang Listrindo 144A 5.65% 3/12/35 #	610,000	620,733
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #	200,000	214,800
Dominion Energy
6.20% 2/15/56 μ	950,000	951,280
6.625% 5/15/55 μ	421,000	434,058
6.875% 2/1/55 μ	1,295,000	1,346,822

Duke Energy Florida 4.20% 12/1/30	1,175,000	1,177,271
Edison International 5.25% 3/15/32	300,000	300,351
Energuate Trust 2 0 144A 6.35% 9/15/35 #	520,000	520,281
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

GDZ Elektrik Dagitim 144A 9.00% 10/15/29 #		310,000	$ 301,380
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		275,000	291,688
Georgia Power 4.70% 5/15/32		3,200,000	3,249,560
JSW Hydro Energy 144A 4.125% 5/18/31 #		368,350	343,030
Minejesa Capital 144A 4.625% 8/10/30 #		334,428	333,461
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		590,969	584,980
NextEra Energy Capital Holdings 1.90% 6/15/28		4,500,000	4,289,734
NiSource 5.75% 7/15/56 μ		1,420,000	1,429,909
Northumbrian Water Finance 1.625% 10/11/26 ■	GBP	700,000	926,846
NRG Energy
144A 4.734% 10/15/30 #		1,760,000	1,763,374
144A 5.407% 10/15/35 #		1,405,000	1,404,270
Pacific Gas & Electric
2.10% 8/1/27		1,400,000	1,358,102
3.00% 6/15/28		800,000	776,016
3.30% 3/15/27		700,000	692,821
3.30% 8/1/40		600,000	455,729
3.50% 8/1/50		1,100,000	743,176
4.20% 3/1/29		3,200,000	3,181,173
4.40% 3/1/32		1,300,000	1,269,082
4.50% 7/1/40		1,100,000	959,248

Pedernales Electric Cooperative 144A 6.202% 11/15/32 #		423,000	440,008
Saavi Energia 144A 8.875% 2/10/35 #		340,000	369,172
Southern California Edison 5.25% 3/15/30		900,000	923,525
Southern California Gas 2.95% 4/15/27		2,600,000	2,573,412
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #		283,687	292,920

20    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Virginia Electric and Power 5.00% 4/1/33		4,000,000	$ 4,098,402
Vistra 144A 7.00% 12/15/26 #, μ, ψ		2,845,000	2,905,325
Vistra Operations 144A 6.95% 10/15/33 #		3,900,000	4,357,872
			52,303,379
Total Corporate Bonds (cost $917,586,549)			921,326,057

Government Agency Obligations — 0.54%
Airport Authority 144A 4.875% 7/15/30 #		200,000	208,023
AL Jawaher Assets 144A 4.662% 10/29/30 #		545,000	540,770
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #		416,175	437,779
Chile Electricity Lux MPC II 144A 5.58% 10/20/35 #		312,802	321,033
Comision Federal de Electricidad 144A 3.348% 2/9/31 #		655,000	595,530
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #		225,000	160,952
144A 4.25% 7/17/42 #		200,000	166,493
144A 6.33% 1/13/35 #		400,000	427,800

CPPIB Capital 4.30% 6/2/34 ■	CAD	1,500,000	1,141,390
Ecopetrol 5.875% 11/2/51		485,000	350,226
Equinor
4.50% 9/3/30		305,000	309,563
4.75% 11/14/35		630,000	627,057

FIEMEX Energia - Banco Actinver Institucion de Banca Multiple 144A 7.25% 1/31/41 #		534,874	563,105
First Abu Dhabi Bank PJSC 4.50% 4/5/26 μ, ψ, ■		325,000	323,906
Freeport Indonesia 144A 5.315% 4/14/32 #		335,000	342,011
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

Gaci First Investment 4.875% 2/14/35 ■	539,000	$ 537,219
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	189,519
Hutama Karya Persero 144A 3.75% 5/11/30 #	454,000	438,865
Korea Development Bank 4.875% 2/3/30	200,000	206,940
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	460,000	471,639
Ma'aden Sukuk 144A 5.25% 2/13/30 #	670,000	688,473
Mazoon Assets 144A 5.25% 10/9/31 #	200,000	203,847
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	315,000	313,099
OCP
144A 3.75% 6/23/31 #	200,000	187,474
144A 7.50% 5/2/54 #	685,000	759,864

Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	415,000	379,472
Petroleos Mexicanos
5.95% 1/28/31	600,000	581,080
6.70% 2/16/32	76,000	75,845
7.69% 1/23/50	240,000	215,250
10.00% 2/7/33	100,000	115,943
Petronas Capital
144A 2.48% 1/28/32 #	200,000	179,642
144A 4.95% 1/3/31 #	430,000	444,055

QazaqGaz JSC 144A 4.375% 9/26/27 #	430,000	428,983
Saudi Arabian Oil
144A 4.25% 4/16/39 #	200,000	182,838
144A 5.75% 7/17/54 #	400,000	390,735

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	393,923	339,426
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	475,000	475,833
NQ- OPTFI [1225] 0226 (5191660)    21

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Government Agency Obligations (continued)

YPF 144A 9.50% 1/17/31 #	440,000	$ 469,996
Total Government Agency Obligations (cost $14,636,119)		14,791,675

Municipal Bonds — 0.60%
American Municipal Power, Ohio
(Combined Hydroelectric Projects - Build America Bonds) Series B 8.084% 2/15/50	1,500,000	1,888,170
Chicago, Illinois Transit Authority Sales Tax Receipts Revenue
(Pension Funding) Series A 6.899% 12/1/40	1,583,072	1,777,093
(Retiree Health Care) Series B 6.899% 12/1/40	1,583,075	1,778,317
Golden State, California Tobacco Securitization
(Senior) Series A1 2.587% 6/1/29	1,700,000	1,600,074
Municipal Electric Authority of Georgia
(Build America Bonds Plant Vogtle Units 3 & 4 Project) 6.655% 4/1/57	1,663,000	1,814,316
New York State Urban Development
(Build America Bonds) Series E 5.77% 3/15/39	625,000	644,025
Texas Water Development Board Revenue
(Master Trust) 4.75% 10/15/55	3,030,000	3,044,665
West Virginia Tobacco Settlement Finance Authority
(Class 1 Senior Current Interest Bonds)
Series A 1.82% 6/1/26	250,000	247,758
Series A 2.351% 6/1/28	300,000	287,568
Series A 2.551% 6/1/29	300,000	283,389
Series A 2.951% 6/1/31	500,000	458,650
	Principal amount°	Value (US $)

Municipal Bonds (continued)
Wisconsin Public Finance Authority Senior Lien Toll Revenue
(Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	2,375,000	$ 2,600,910
Total Municipal Bonds (cost $17,365,731)		16,424,935

Non-Agency Asset-Backed Securities — 3.33%
ABFC Trust Series 2006-HE1 A2D 4.286% (TSFR01M + 0.55%, Floor 0.44%) 1/25/37 •	213,553	119,621
ACHV ABS Trust Series 2024-3AL A 144A 5.01% 12/26/31 #	402,963	406,878
Argent Securities Trust
Series 2006-M1 A2C 4.146% (TSFR01M + 0.41%, Floor 0.30%) 7/25/36 •	1,022,518	274,069
Series 2006-W4 A2C 4.166% (TSFR01M + 0.43%, Floor 0.32%) 5/25/36 •	535,529	127,078

Bear Stearns Asset-Backed Securities I Trust Series 2005-FR1 M2 4.851% (TSFR01M + 1.12%, Floor 1.01%) 6/25/35 •	179,094	176,871
Capital Street Master Trust Series 2025-1 A 144A 5.074% (SOFR + 1.10%, Floor 1.10%) 8/16/29 #, •	500,000	498,983
Carvana Auto Receivables Trust Series 2024-P2 A3 5.33% 7/10/29	3,591,311	3,618,247
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	67	67

22    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Chase Auto Owner Trust Series 2024-2A A3 144A 5.52% 6/25/29 #	2,593,004	$ 2,629,098
Chesapeake Funding II Series 2024-1A A1 144A 5.52% 5/15/36 #	1,696,192	1,716,325
CIT Mortgage Loan Trust Series 2007-1 1M1 144A 5.346% (TSFR01M + 2.36%, Floor 2.25%) 10/25/37 #, •	2,296,464	2,331,707
Citizens Auto Receivables Trust Series 2023-1 A3 144A 5.84% 1/18/28 #	2,989,265	3,007,157
Countrywide Asset-Backed Certificates Trust
Series 2004-3 2A 4.246% (TSFR01M + 0.51%, Floor 0.40%) 8/25/34 •	20,796	20,324
Series 2006-1 AF6 4.366% 7/25/36 •	13,215	13,076
Series 2006-11 1AF6 6.15% 9/25/46 •	15,662	14,594
Series 2006-26 2A4 4.286% (TSFR01M + 0.55%, Floor 0.44%) 6/25/37 •	590,225	580,638
Series 2007-6 2A4 4.466% (TSFR01M + 0.73%, Floor 0.62%) 9/25/37 •	936,051	790,987

CWABS Asset-Backed Certificates Trust Series 2005-3 MV7 5.796% (TSFR01M + 2.06%, Floor 1.95%) 8/25/35 •	4,200,000	4,001,248
CyrusOne Data Centers Issuer I Series 2024-2A A2 144A 4.50% 5/20/49 #	5,000,000	4,879,650
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	1,600,000	1,592,767
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	4,700,000	$ 4,567,815
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	7,196,500	6,840,446
EquiFirst Mortgage Loan Trust Series 2004-2 M7 6.846% (TSFR01M + 3.11%, Floor 3.00%) 10/25/34 •	662,361	632,946
Ford Credit Auto Owner Trust Series 2024-B A3 5.10% 4/15/29	2,900,000	2,937,302
Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	6,500,000	6,614,977
Fremont Home Loan Trust Series 2004-B M1 4.716% (TSFR01M + 0.98%, Floor 0.87%) 5/25/34 •	1,619,112	1,615,206
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	1,350,000	1,391,883
GE-WMC Mortgage Securities Trust Series 2006-1 A2B 4.146% (TSFR01M + 0.41%, Floor 0.30%) 8/25/36 •	1,507,669	636,088
GLS Auto Select Receivables Trust Series 2024-3A A2 144A 5.59% 10/15/29 #	276,845	279,776
GreenState Auto Receivables Trust Series 2024-1A A2 144A 5.53% 8/16/27 #	152,814	152,889
NQ- OPTFI [1225] 0226 (5191660)    23

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
GSAMP Trust
Series 2006-FM3 A2D 4.306% (TSFR01M + 0.57%, Floor 0.46%) 11/25/36 •	679,366	$ 316,404
Series 2007-SEA1 A 144A 4.146% (TSFR01M + 0.41%, Floor 0.30%) 12/25/36 #, •	251,728	250,863

Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 4.086% (TSFR01M + 0.35%, Floor 0.24%) 4/25/37 •	904,169	616,699
HSI Asset Securitization Trust Series 2006-HE1 2A1 3.946% (TSFR01M + 0.21%, Floor 0.10%) 10/25/36 •	19,887	7,000
Long Beach Mortgage Loan Trust
Series 2006-1 2A4 4.446% (TSFR01M + 0.71%, Floor 0.60%) 2/25/36 •	2,164,769	1,934,751
Series 2006-7 1A 4.156% (TSFR01M + 0.42%, Floor 0.31%) 8/25/36 •	1,982,878	1,029,714
Morgan Stanley ABS Capital I Trust
Series 2007-HE1 A2C 3.996% (TSFR01M + 0.26%, Floor 0.15%) 11/25/36 •	3,168,888	1,871,526
Series 2007-HE5 A2D 4.186% (TSFR01M + 0.45%, Floor 0.34%) 3/25/37 •	2,462,131	1,045,356

New Century Home Equity Loan Trust Series 2005-1 M2 4.566% (TSFR01M + 0.83%, Cap 12.50%, Floor 0.83%) 3/25/35 •	172,931	174,273
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	8,000,000	8,095,530
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Option One Mortgage Loan Trust
Series 2005-1 M1 4.626% (TSFR01M + 0.89%, Floor 0.78%) 2/25/35 •	535,256	$ 515,309
Series 2007-4 2A4 4.156% (TSFR01M + 0.42%, Floor 0.31%) 4/25/37 •	4,186,071	2,395,799

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	3,800,000	3,815,172
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	1,600,000	1,624,949
Series 2025-4 D 4.95% 1/15/32	1,300,000	1,304,749

SLAM Series 2025-1A A 144A 5.807% 5/15/50 #	2,798,540	2,868,044
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-AA A2 144A 4.63% 7/20/27 #	2,362,995	2,371,017
Structured Asset Investment Loan Trust Series 2003-BC2 M1 5.226% (TSFR01M + 1.49%, Floor 1.38%) 4/25/33 •	15,778	16,278
Structured Asset Securities Mortgage Loan Trust
Series 2006-BC1 A6 4.116% (TSFR01M + 0.38%, Floor 0.27%) 3/25/36 •	732,139	700,479
Series 2006-BC2 A1 4.001% (TSFR01M + 0.27%, Floor 0.16%) 9/25/36 •	2,478,483	1,536,130

Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	4,174,842	4,218,338

24    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust
Series 2024-3A A2A 144A 4.82% 9/15/27 #	497,419	$ 498,043
Series 2025-2A A2A 144A 4.66% 9/15/28 #	1,200,000	1,203,776
Total Non-Agency Asset-Backed Securities (cost $96,338,883)		90,878,912

Non-Agency Collateralized Mortgage Obligations — 3.07%
Alternative Loan Trust Resecuritization Series 2008-2R 3A1 6.00% 8/25/37 •	781,128	349,576
Angel Oak Mortgage Trust Series 2024-2 A1 144A 5.985% 1/25/69 #, ~	989,977	998,397
ARM Trust
Series 2005-10 3A31 3.885% 1/25/36 •	13,299	12,030
Series 2006-2 1A4 4.713% 5/25/36 •	220,114	188,930
Banc of America Funding Trust
Series 2005-E 7A1 5.459% (12MTA + 1.43%, Floor 1.43%) 6/20/35 •	50,938	47,015
Series 2006-I 1A1 5.902% 12/20/36 •	43,782	43,207

Banc of America Mortgage Trust Series 2003-D 2A1 7.022% 5/25/33 •	339	333
Bear Stearns ARM Trust Series 2003-5 2A1 4.713% 8/25/33 •	10,565	9,886
Bear Stearns Asset-Backed Securities Trust Series 2007-SD1 22A1 4.896% 10/25/36 •	90,897	38,223
Chase Home Lending Mortgage Trust
Series 2024-7 A11 144A 5.174% (SOFR + 1.30%, Cap 8.00%) 6/25/55 #, •	2,248,184	2,254,574
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Chase Home Lending Mortgage Trust
Series 2024-RPL1 A1A 144A 3.25% 3/25/64 #, •	1,554,778	$ 1,391,559
Series 2024-RPL3 A1A 144A 3.25% 9/25/64 #, •	2,943,579	2,629,074

Chase Mortgage Finance Trust Series 2005-A1 3A1 4.348% 12/25/35 •	26,634	23,247
CHL Mortgage Pass Through Trust Series 2007-4 1A1 6.00% 5/25/37 ♦	648,932	259,226
Citigroup Mortgage Loan Trust Series 2024-1 A11 144A 5.224% (SOFR + 1.35%, Cap 8.00%) 7/25/54 #, •	2,390,528	2,401,758
COLT Mortgage Loan Trust Series 2024-3 A1 144A 6.393% 6/25/69 #, ~	1,984,287	2,010,319
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.374% (SOFR + 1.50%) 1/25/45 #, •	680,000	679,383
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 5.774% (SOFR + 1.90%) 12/25/41 #, •	1,500,000	1,507,375
Series 2022-R02 2M2 144A 6.874% (SOFR + 3.00%) 1/25/42 #, •	900,000	916,224
Series 2024-R04 1M1 144A 4.974% (SOFR + 1.10%) 5/25/44 #, •	1,585,443	1,584,460
Series 2025-R02 1M2 144A 5.474% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,620,502
Series 2025-R03 2M1 144A 5.474% (SOFR + 1.60%) 3/25/45 #, •	1,166,337	1,167,773
Series 2025-R04 1M2 144A 5.374% (SOFR + 1.50%) 5/25/45 #, •	2,870,000	2,870,076
NQ- OPTFI [1225] 0226 (5191660)    25

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Connecticut Avenue Securities Trust
Series 2025-R05 2M2 144A 5.474% (SOFR + 1.60%) 7/25/45 #, •	1,280,000	$ 1,284,403
Series 2025-R06 1B1 144A 5.724% (SOFR + 1.85%) 9/25/45 #, •	5,169,444	5,189,906

Cross Mortgage Trust Series 2024-H3 A1 144A 6.272% 6/25/69 #, ~	2,730,649	2,761,653
CSMC Mortgage-Backed Trust
Series 2007-1 5A14 6.00% 2/25/37	134,701	72,259
Series 2007-3 4A12 2.904% (6.64% minus TSFR01M, Cap 6.75%) 4/25/37 Σ, =, •	58,300	7,955
Series 2007-3 4A15 5.50% 4/25/37	25,887	21,019
Series 2007-3 4A6 4.096% (TSFR01M + 0.36%, Cap 7.00%, Floor 0.25%) 4/25/37 •	58,300	44,958

CSMC Trust Series 2005-1R 2A5 144A 5.75% 12/26/35 #	438,028	246,688
First Franklin Mortgage Loan Trust Series 2006-FF5 2A3 4.166% (TSFR01M + 0.43%, Floor 0.32%) 4/25/36 •	387,686	383,151
GCAT Trust Series 2024-NQM2 A1 144A 6.085% 6/25/59 #, ~	2,441,068	2,466,406
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	10,852	9,424
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

GSR Mortgage Loan Trust Series 2007-AR1 2A1 4.147% 3/25/47 •	309,905	$ 162,778
JPMorgan Alternative Loan Trust Series 2007-A2 11A1 4.206% (TSFR01M + 0.47%, Cap 11.50%, Floor 0.36%) 6/25/37 •	2,545,543	1,290,016
JPMorgan Mortgage Trust
Series 2006-A6 2A4L 5.392% 10/25/36 •	134,301	106,441
Series 2006-A7 2A2 4.397% 1/25/37 •	23,588	18,902
Series 2007-A1 6A1 5.386% 7/25/35 •	19,826	19,281
Series 2014-2 B1 144A 3.37% 6/25/29 #, •	21,186	20,693
Series 2014-2 B2 144A 3.37% 6/25/29 #, •	21,186	20,666
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	293,463	275,338
Series 2015-4 B2 144A 3.507% 6/25/45 #, •	125,426	117,464
Series 2016-4 B1 144A 3.779% 10/25/46 #, •	133,634	127,403
Series 2016-4 B2 144A 3.779% 10/25/46 #, •	243,822	231,633
Series 2017-1 B3 144A 3.447% 1/25/47 #, •	677,544	615,577
Series 2021-13 B1 144A 3.135% 4/25/52 #, •	1,806,380	1,543,036
JPMorgan Trust
Series 2015-5 B2 144A 5.599% 5/25/45 #, •	9,588	9,538
Series 2015-6 B1 144A 3.513% 10/25/45 #, •	100,000	97,273

26    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Trust
Series 2015-6 B2 144A 3.513% 10/25/45 #, •		97,298	$ 94,550

Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38		1,142,981	280,790
Ludgate Funding
Series 2006-1X A2A 4.128% (SONIA + 0.31%) 12/1/60 ■, •	GBP	540,717	718,511
Series 2008-W1X A1 4.461% (SONIA + 0.72%) 1/1/61 ■, •	GBP	207,631	278,035

Mansard Mortgages Series 2007-1X A2 4.243% (SONIA + 0.30%) 4/15/47 ■, •	GBP	210,620	282,485
MASTR Alternative Loan Trust
Series 2004-3 8A1 7.00% 4/25/34		720	752
Series 2004-5 6A1 7.00% 6/25/34		7,093	7,300

MASTR ARM Trust Series 2004-4 4A1 5.839% 5/25/34 •		18,481	17,980
Merrill Lynch Mortgage Investors Trust Series 2004-A1 2A2 6.124% 2/25/34 •		959	912
Mill City Mortgage Loan Trust Series 2019-1 A1 144A 3.25% 10/25/69 #, •		2,863,522	2,806,266
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •		75,285	73,555
Series 2019-RPL3 A1 144A 2.75% 7/25/59 #, •		1,626,534	1,576,829

OBX Trust Series 2024-NQM8 A1 144A 6.233% 5/25/64 #, ~		1,976,001	1,999,189
PRKCM Series 2024-AFC1 A1 144A 6.333% 3/25/59 #, ~		524,459	529,524
Project Cashmere 144A 4.543% 12/30/57 #, =	AUD	20,500,000	13,680,675
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

PRPM Series 2024-RPL1 A1 144A 4.20% 12/25/64 #, ~		2,591,179	$ 2,563,746
RAAC Trust Series 2005-SP2 2A 4.446% (TSFR01M + 0.71%, Cap 14.00%, Floor 0.60%) 6/25/44 •		108,906	100,997
Radnor Re Series 2024-1 M1B 144A 6.765% (SOFR + 2.90%, Floor 2.90%) 9/25/34 #, •		209,921	211,050
RALI Series Trust
Series 2007-QA5 2A1 6.163% 9/25/37 •		1,717,502	1,127,931
Series 2007-QH8 A 5.007% 10/25/37 •		904,981	718,512

Reperforming Loan REMIC Trust Series 2006-R1 AF1 144A 4.186% (TSFR01M + 0.45%, Cap 9.50%, Floor 0.34%) 1/25/36 #, •		198,074	187,960
Sequoia Mortgage Trust
Series 2004-5 A3 4.608% (TSFR06M + 0.99%, Cap 11.50%, Floor 0.56%) 6/20/34 •		36,204	34,533
Series 2007-1 4A1 3.544% 9/20/46 •		153,636	100,343
Series 2015-1 B2 144A 3.936% 1/25/45 #, •		77,598	75,972
Series 2017-5 B2 144A 3.779% 8/25/47 #, •		2,223,710	2,107,926

Stratton Mortgage Funding Series 2024-2A A 144A 4.641% (SONIA + 0.90%) 6/28/50 #, •	GBP	696,262	939,294
NQ- OPTFI [1225] 0226 (5191660)    27

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Structured ARM Loan Trust Series 2006-1 7A4 4.057% 2/25/36 •	27,611	$ 23,688
Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 4.346% (TSFR01M + 0.61%, Cap 11.00%, Floor 0.50%) 7/19/35 •	35,207	35,152
Towd Point Mortgage Trust
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	615,000	570,309
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	22,492	22,356
Series 2019-4 A1 144A 2.90% 10/25/59 #, •	3,170,803	3,058,792
Series 2024-5 A1A 144A 4.606% 10/25/64 #, •	3,268,799	3,280,168
Verus Securitization Trust
Series 2023-7 A1 144A 7.07% 10/25/68 #, ~	3,308,524	3,350,219
Series 2024-4 A1 144A 6.218% 6/25/69 #, ~	2,504,870	2,536,923
WaMu Mortgage Pass Through Certificates Trust
Series 2005-AR16 1A3 4.369% 12/25/35 ♦, •	105,813	96,808
Series 2007-HY1 3A3 4.104% 2/25/37 ♦, •	84,442	72,644
Series 2007-HY7 4A1 4.651% 7/25/37 ♦, •	175,875	159,898

Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR11 A6 6.193% 8/25/36 •	73,066	68,813
Total Non-Agency Collateralized Mortgage Obligations (cost $87,457,720)		83,938,395

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities — 4.07%
1301 Trust Series 2025-1301 A 144A 5.059% 8/11/42 #, •	3,150,000	$ 3,188,835
AG Trust Series 2024-NLP A 144A 5.766% (TSFR01M + 2.02%, Floor 2.02%) 8/15/41 #, •	1,900,663	1,910,213
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •	605,000	589,114
Series 2017-BNK7 A5 3.435% 9/15/60	1,120,000	1,105,708
Series 2019-BN20 A3 3.011% 9/15/62	8,000,000	7,568,571
Series 2020-BN29 A4 1.997% 11/15/53	5,880,000	5,199,906
Series 2022-BNK39 B 3.237% 2/15/55 •	1,353,000	1,200,043
Series 2022-BNK39 C 3.268% 2/15/55 •	797,000	688,575
Series 2022-BNK40 B 3.39% 3/15/64 •	1,800,000	1,591,548
Series 2024-BNK47 A5 5.716% 6/15/57	3,500,000	3,712,874
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	3,460,000	3,127,585
Series 2020-B19 A5 1.85% 9/15/53	3,000,000	2,660,077
Series 2020-B20 A5 2.034% 10/15/53	5,250,000	4,645,241
Series 2021-B24 A5 2.584% 3/15/54	6,790,000	6,085,007
Series 2022-B32 B 3.202% 1/15/55 •	1,800,000	1,518,398
Series 2022-B32 C 3.453% 1/15/55 •	2,200,000	1,716,965
Series 2022-B33 B 3.614% 3/15/55 •	900,000	787,895
Series 2022-B33 C 3.614% 3/15/55 •	900,000	719,559
Series 2022-B34 A5 3.786% 4/15/55 •	2,950,000	2,754,014
Series 2022-B35 A5 4.443% 5/15/55 •	3,375,000	3,307,108
Series 2022-B36 A5 4.47% 7/15/55 •	800,000	783,741

28    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

BFLD Commercial Mortgage Trust Series 2025-660F A 144A 5.25% (TSFR01M + 1.50%, Floor 1.50%) 11/15/42 #, •	2,100,000	$ 2,105,904
BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55 •	600,000	557,232
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	2,340,000	2,297,124
Series 2019-CF2 A5 2.874% 11/15/52	4,000,000	3,787,742
Series 2019-CF3 A4 3.006% 1/15/53	800,000	753,915
CD Mortgage Trust
Series 2017-CD6 B 3.911% 11/13/50 •	440,000	420,503
Series 2019-CD8 A4 2.912% 8/15/57	4,575,000	4,293,488

CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	3,100,000	3,079,937
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.329% 4/15/49	1,305,000	1,300,906
Series 2017-C4 A4 3.471% 10/12/50	635,000	626,454

COMM Mortgage Trust Series 2018-HCLV A 144A 5.046% (TSFR01M + 1.30%, Floor 1.00%) 9/15/33 #, •	2,900,000	2,677,273
DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	900,000	897,390
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	1,280,000	1,265,657
Series 2017-GS6 A3 3.433% 5/10/50	1,935,000	1,913,337
Series 2019-GC39 A4 3.567% 5/10/52	1,250,000	1,200,727
Series 2019-GC42 A4 3.00% 9/10/52	5,000,000	4,716,035

	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Hilton USA Trust Series 2016-SFP A 144A 2.828% 11/5/35 #	2,500,000	$ 2,150,050
IRV Trust Series 2025-200P A 144A 5.295% 3/14/47 #, •	4,000,000	4,104,186
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 A4 3.144% 6/15/49	1,640,000	1,629,680
Series 2016-C4 A3 3.141% 12/15/49	1,065,000	1,047,900
Series 2017-C7 A5 3.409% 10/15/50	2,395,000	2,354,610
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	66,755	61,415
Series 2016-JP2 AS 3.056% 8/15/49	1,250,000	1,219,627

MAD Commercial Mortgage Trust Series 2025-11MD A 144A 4.754% 10/15/42 #, •	6,200,000	6,223,503
Morgan Stanley Capital I Trust
Series 2014-150E A 144A 3.912% 9/9/32 #	3,700,000	3,338,003
Series 2019-L3 A4 3.127% 11/15/52	1,000,000	953,152

Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	1,220,000	1,207,231
Total Non-Agency Commercial Mortgage-Backed Securities (cost $115,279,405)		111,043,958

Loan Agreements — 0.90%
Basic Industry — 0.00%
Ineos Finance 6.966% (SOFR01M + 3.25%) 2/18/30 •	139,646	113,637
		113,637
NQ- OPTFI [1225] 0226 (5191660)    29

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Loan Agreements (continued)
Brokerage — 0.03%
Jefferies Finance 6.500% (SOFR01M + 2.75%) 10/21/31 •	691,508	$ 687,618
		687,618
Capital Goods — 0.01%
Standard Industries 5.484% (SOFR01M + 1.75%) 9/22/28 •	333,461	335,406
		335,406
Communications — 0.14%
Charter Communications Operating
Tranche B-4 5.985% (SOFR03M + 2.00%) 12/7/30 •	1,813,000	1,813,316
Tranche B5 6.235% (SOFR03M + 2.25%) 12/15/31 •	462,330	463,117

Midcontinent Communications 6.230% (SOFR01M + 2.50%) 8/16/31 •	1,209,688	1,208,175
Virgin Media Bristol Tranche Y 7.052% (SOFR06M + 3.28%) 3/31/31 •	215,000	213,253
		3,697,861
Consumer Cyclical — 0.25%
Hilton Worldwide Finance Tranche B4 5.477% (SOFR01M + 1.75%) 11/8/30 •	1,088,891	1,096,151
IRB Holding Tranche B 6.216% (SOFR01M + 2.50%) 12/16/30 •	3,454,376	3,466,131
White Cap Supply Holdings Tranche C 6.966% (SOFR01M + 3.25%) 10/19/29 •	2,277,000	2,288,772
		6,851,054
Finance Companies — 0.09%
Dragon Buyer 6.422% (SOFR03M + 2.75%) 9/30/31 •	1,397,939	1,400,343
June Purchaser 6.422% (SOFR03M + 2.75%) 11/28/31 •	1,173,986	1,183,671
		2,584,014
	Principal amount°	Value (US $)

Loan Agreements (continued)
Industrials — 0.09%
Azorra Soar TLB Finance 6.473% (SOFR03M + 2.75%) 10/18/29 •	696,477	$ 700,830
SPX Flow 6.466% (SOFR01M + 2.75%) 4/5/29 •	1,780,000	1,786,305
		2,487,135
Insurance — 0.10%
Ardonagh Group Finco Tranche B 6.422% - 6.950% (SOFR03M + 2.75%) 2/15/31 •	2,779,052	2,779,052
		2,779,052
Technology — 0.10%
Amentum Holdings 5.716% (SOFR01M + 2.00%) 9/29/31 •	1,467,400	1,473,515
Icon Parent I 6.445% (SOFR03M + 2.75%) 11/13/31 •	1,261,838	1,265,938
		2,739,453
Transportation — 0.01%
Delta Air Lines 5.384% (SOFR03M + 1.50%) 10/20/28 •	137,981	139,210
		139,210
Utilities — 0.08%
Calpine
5.466% (SOFR01M + 1.75%) 2/15/32 •	181,177	181,375
Tranche B-10 5.466% (SOFR01M + 1.75%) 1/31/31 •	237,556	237,809

Lightning Power Tranche B 5.966% (SOFR01M + 2.25%) 8/18/31 •	1,327,557	1,336,268
Vistra Operations 5.466% (SOFR01M + 1.75%) 12/20/30 •	494,200	497,227
		2,252,679
Total Loan Agreements (cost $24,543,691)		24,667,119

30    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Sovereign Bonds — 4.43%Δ
Albania — 0.01%
Albania Government International Bonds
144A 3.50% 6/16/27 #	EUR	150,000	$ 177,103
144A 4.75% 2/14/35 #	EUR	150,000	178,771
			355,874
Angola — 0.01%
Angolan Government International Bond 8.25% 5/9/28 ■		200,000	201,279
			201,279
Argentina — 0.03%
Argentine Republic Government International Bonds
0.75% 7/9/30 ~		469,887	400,578
1.00% 7/9/29		25,466	22,691
4.125% 7/9/35 ~		461,150	344,248
			767,517
Armenia — 0.01%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	401,309
			401,309
Azerbaijan — 0.01%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		325,000	305,913
			305,913
Bahrain — 0.01%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		300,000	321,511
			321,511
Benin — 0.01%
Benin Government International Bond 144A 7.96% 2/13/38 #		200,000	207,764
			207,764
Bermuda — 0.02%
Bermuda Government International Bonds
144A 5.00% 7/15/32 #		400,000	405,400
5.00% 7/15/32 ■		255,000	258,442
			663,842
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Brazil — 1.32%
Brazil Letras do Tesouro Nacional 14.329% 4/1/26 ^	BRL	191,000,000	$ 33,716,687
Brazilian Government International Bonds
4.75% 1/14/50		210,000	153,405
6.625% 3/15/35		400,000	412,780
7.125% 5/13/54		300,000	297,675
7.25% 1/12/56		1,570,000	1,558,775
			36,139,322
Canada — 0.84%
Canadian Government Bonds
3.00% 6/1/34	CAD	9,000,000	6,409,275
3.25% 12/1/34	CAD	10,300,000	7,448,524

Province of Quebec Canada 4.45% 9/1/34	CAD	11,800,000	9,036,536
			22,894,335
Chile — 0.02%
Chile Government International Bonds
3.10% 5/7/41		323,000	249,582
3.50% 1/25/50		400,000	293,980
			543,562
Colombia — 0.02%
Colombia Government International Bond 7.50% 2/2/34		415,000	433,675
			433,675
Costa Rica — 0.04%
Costa Rica Government International Bonds
5.50% 11/21/30	EUR	750,000	903,774
144A 7.00% 4/4/44 #		200,000	220,000
			1,123,774
Dominican Republic — 0.04%
Dominican Republic International Bonds
144A 4.875% 9/23/32 #		500,000	482,350
5.30% 1/21/41 ■		231,000	209,863
144A 6.95% 3/15/37 #		250,000	268,650
			960,863
NQ- OPTFI [1225] 0226 (5191660)    31

Schedule of investments
Optimum Fixed Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ecuador — 0.01%
Ecuador Government International Bond 6.90% 7/31/30 ■, ~	350,000	$ 346,328
		346,328
Egypt — 0.02%
Egypt Government International Bonds
144A 8.70% 3/1/49 #	359,000	360,300
8.70% 3/1/49 ■	200,000	200,725
		561,025
Ghana — 0.00%
Ghana Government International Bonds
144A 5.00% 7/3/29 #, ~	55,660	54,793
144A 5.00% 7/3/35 #, ~	80,040	73,425
		128,218
Guatemala — 0.01%
Guatemala Government Bond 144A 6.55% 2/6/37 #	200,000	214,800
		214,800
Honduras — 0.01%
Honduras Government International Bond 144A 8.625% 11/27/34 #	200,000	225,310
		225,310
Hungary — 0.01%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28 ■	215,000	224,250
		224,250
Israel — 0.10%
Israel Government International Bonds
5.375% 3/12/29	1,400,000	1,442,822
5.375% 2/19/30	1,200,000	1,242,683
		2,685,505
Italy — 0.26%
Cassa Depositi e Prestiti 144A 5.875% 4/30/29 #	6,600,000	6,964,096
		6,964,096
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ivory Coast — 0.03%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		430,000	$ 431,287
144A 8.075% 4/1/36 #		400,000	433,016
			864,303
Japan — 0.44%
Japan Government Forty Year Bond 2.20% 3/20/64	JPY	722,000,000	3,355,322
Japan Government Thirty Year Bonds
2.30% 12/20/54	JPY	470,000,000	2,410,625
2.40% 3/20/55	JPY	271,000,000	1,421,721
Japan Government Twenty Year Bonds
2.00% 12/20/44	JPY	610,000,000	3,389,893
2.40% 3/20/45	JPY	221,000,000	1,306,572
			11,884,133
Kazakhstan — 0.02%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		476,000	483,544
			483,544
Lebanon — 0.00%
Lebanon Government International Bond 6.85% 3/23/27 ‡, ■		465,000	108,734
			108,734
Mexico — 0.23%
Eagle Funding Luxco 144A 5.50% 8/17/30 #		3,950,000	4,028,368
Mexico Government International Bonds
5.375% 3/22/33		250,000	248,625
5.85% 7/2/32		600,000	617,196
6.338% 5/4/53		420,000	401,415
6.875% 5/13/37		900,000	962,550
			6,258,154
Montenegro — 0.01%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	140,000	166,592
			166,592

32    NQ- OPTFI [1225] 0226 (5191660)

		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Morocco — 0.01%
Morocco Government International Bond 4.00% 12/15/50 ■		200,000	$ 146,435
			146,435
Nigeria — 0.02%
Nigeria Government International Bonds
7.375% 9/28/33 ■		320,000	326,376
144A 7.875% 2/16/32 #		337,000	352,979
			679,355
Oman — 0.01%
Oman Government International Bond 144A 6.75% 1/17/48 #		343,000	378,543
			378,543
Panama — 0.01%
Panama Government International Bond 6.40% 2/14/35		235,000	248,418
			248,418
Paraguay — 0.02%
Paraguay Government International Bonds
144A 5.40% 3/30/50 #		403,000	378,586
5.40% 3/30/50 ■		220,000	206,672
			585,258
Peru — 0.20%
Peru Government Bonds
144A 6.85% 8/12/35 #	PEN	9,100,000	2,915,161
144A 7.30% 8/12/33 #	PEN	6,300,000	2,138,424
Peruvian Government International Bonds
2.844% 6/20/30		312,000	294,216
144A 6.15% 8/12/32 #	PEN	700,000	224,186
			5,571,987
Poland — 0.03%
Bank Gospodarstwa Krajowego
144A 5.375% 5/22/33 #		250,000	257,575
144A 5.75% 7/9/34 #		200,000	210,818
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Poland (continued)
Republic of Poland Government International Bonds
4.875% 2/12/30		200,000	$ 206,231
5.50% 4/4/53		203,000	195,461
			870,085
Qatar — 0.03%
Qatar Government International Bond 144A 4.40% 4/16/50 #		771,000	683,611
			683,611
Republic of North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	150,000	176,720
			176,720
Romania — 0.08%
Romanian Government International Bonds
144A 1.75% 7/13/30 #	EUR	1,800,000	1,914,745
144A 2.625% 12/2/40 #	EUR	123,000	95,853
144A 3.375% 1/28/50 #	EUR	109,000	82,577
7.125% 1/17/33 ■		176,000	191,314
			2,284,489
Saudi Arabia — 0.03%
Saudi Government International Bond 144A 5.375% 1/13/31 #		900,000	944,380
			944,380
Serbia — 0.02%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	200,000	219,817
144A 3.125% 5/15/27 #	EUR	100,000	117,132
144A 6.00% 6/12/34 #		200,000	207,309
			544,258
NQ- OPTFI [1225] 0226 (5191660)    33

Schedule of investments
Optimum Fixed Income Fund
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Africa — 0.34%
Republic of South Africa Government Bonds
6.25% 3/31/36	ZAR	10,700,000	$ 549,468
8.75% 2/28/48	ZAR	8,000,000	464,622
8.875% 2/28/35	ZAR	60,900,000	3,831,865
9.00% 1/31/40	ZAR	6,800,000	411,740
Republic of South Africa Government International Bonds
4.85% 9/30/29		3,000,000	3,005,675
5.65% 9/27/47		761,000	644,812
5.875% 6/22/30		268,000	277,850
			9,186,032
South Korea — 0.01%
Export-Import Bank of Korea 5.125% 1/11/33		200,000	209,923
			209,923
Sri Lanka — 0.01%
Sri Lanka Government International Bonds
144A 3.10% 1/15/30 #, ~		26,208	24,978
144A 3.35% 3/15/33 #, ~		81,407	70,143
144A 3.60% 6/15/35 #, ~		54,712	41,796
144A 3.60% 5/15/36 #, ~		39,091	35,661
144A 3.60% 2/15/38 #, ~		83,202	76,089
144A 4.00% 4/15/28 #		24,491	23,513
			272,180
Türkiye — 0.05%
Hazine Mustesarligi Varlik Kiralama 144A 6.50% 4/26/30 #		200,000	208,573
Turkiye Government International Bonds
6.95% 9/16/35		300,000	309,472
7.125% 2/12/32		200,000	212,403
7.625% 4/26/29		300,000	323,273
9.125% 7/13/30		200,000	229,149

Turkiye Ihracat Kredi Bankasi 144A 6.875% 7/3/28 #		200,000	206,779
			1,489,649
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ukraine — 0.01%
Ukraine Government International Bonds
144A 0.00% 2/1/30 #, ~		13,261	$ 7,891
144A 0.00% 2/1/34 #, ~		49,556	23,621
144A 0.00% 2/1/35 #, ~		41,878	23,695
144A 0.00% 2/1/36 #, ~		34,899	19,838
144A 4.50% 2/1/34 #, ~		109,247	67,126
144A 4.50% 2/1/35 #, ~		84,970	51,223
144A 4.50% 2/1/36 #, ~		48,554	28,781
			222,175
Venezuela — 0.00%
Venezuela Government International Bond 7.75% 10/13/19 ‡, ■		370,000	99,530
			99,530
Total Sovereign Bonds (cost $120,908,343)			121,028,560

Supranational Banks — 0.51%
Africa Finance 144A 5.55% 10/8/29 #		540,000	554,757
African Development Bank
5.75% 5/7/34 μ, ψ		525,000	525,876
5.875% 5/7/35 μ, ψ		200,000	200,585

Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		200,000	203,474
Corp Andina de Fomento
5.00% 1/24/29		200,000	206,277
144A 6.75% 6/17/30 #, μ, ψ		490,000	504,088

European Union 2.875% 10/5/29 ■	EUR	9,900,000	11,797,319
Total Supranational Banks (cost $12,761,022)			13,992,376

US Treasury Obligations — 14.45%
US Treasury Bonds
1.375% 11/15/40		100,000	64,949
1.625% 11/15/50		13,500,000	7,091,191
1.75% 8/15/41		1,800,000	1,215,176

34    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
1.875% 2/15/41	52,800,000	$ 36,906,376
1.875% 2/15/51	2,700,000	1,509,627
1.875% 11/15/51	5,100,000	2,820,738
2.00% 2/15/50	16,000,000	9,383,750
2.25% 8/15/49 ∞	850,000	533,309
2.25% 2/15/52	2,600,000	1,578,383
2.50% 2/15/45	37,100,000	26,285,929
2.75% 8/15/42	900,000	695,004
2.75% 11/15/42	1,400,000	1,076,250
2.875% 5/15/43	2,200,000	1,708,524
2.875% 8/15/45	10,700,000	8,029,179
3.00% 5/15/47	900,000	676,125
3.00% 8/15/48	3,770,000	2,792,451
3.00% 2/15/49 ∞	700,000	515,840
3.125% 5/15/48	1,490,000	1,132,109
3.625% 5/15/53	24,300,000	19,665,438
4.75% 5/15/55	14,940,000	14,684,386
5.00% 5/15/45	6,445,000	6,618,209
US Treasury Inflation Indexed Bonds
0.625% 7/15/32	36,645,255	34,391,018
1.125% 1/15/33 ∞	20,222,165	19,410,259
1.75% 1/15/34 ∞	7,414,750	7,375,538
1.875% 7/15/34	3,943,146	3,960,367
US Treasury Notes
0.50% 10/31/27 ∞	13,200,000	12,509,063
3.625% 9/30/30	14,465,000	14,411,322
4.00% 2/15/34 ∞	1,000,000	997,109
4.00% 11/15/35	150,930,000	148,772,169
4.25% 11/15/34 ∞	7,900,000	7,984,709
Total US Treasury Obligations (cost $398,373,778)		394,794,497
	Number of shares
Common Stocks — 0.04%♣
Financials — 0.00%
MNSN Holdings =, †	2,589	138,079
		138,079
Industrials — 0.04%
Grupo Aeromexico †	452,315	1,004,726
		1,004,726
Total Common Stocks (cost $365,198)		1,142,805

	Number of shares	Value (US $)

Preferred Stock — 0.05%♣
Financials — 0.05%
SVB Financial Trust 11/7/32 †	2,953	$ 1,407,104
Total Preferred Stock (cost $1,343,419)		1,407,104
Number of contracts
Options Purchased — 0.01%
Foreign Currency Put Option — 0.00%
USD vs KRW strike price $ 1,419.00, expiration date 2/12/26, notional amount $3,547,500,000 (BAML)	2,500,000	14,462
14,462
	Notional amount*
Put Swaptions — 0.01%
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (DB)	176,900,000	89,367
1 yr IRS pay a fixed rate 3.757% and receive a floating rate based on 12-month USD-ICE SOFR expiration date 9/18/26 (MS)	152,500,000	77,040
		166,407
Total Options Purchased (premium paid $277,635)		180,869

NQ- OPTFI [1225] 0226 (5191660)    35

Schedule of investments
Optimum Fixed Income Fund
	Number of shares	Value (US $)
Short-Term Investments — 19.90%
Money Market Mutual Funds — 0.60%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	4,100,000	$ 4,100,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	4,100,000	4,100,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	4,100,000	4,100,000
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	4,100,000	4,100,000
		16,400,000
	Principal amount°
Commercial Paper — 0.24%
ERAC USA Finance 4.224% 1/12/26	6,550,000	6,541,508
		6,541,508
Repurchase Agreements — 19.06%
US Treasury repurchase agreement with BNP Paribas 3.82%, dated 12/31/25, to be repurchased 1/5/26, repurchase price $166,553,002 (collateralized by US government obligations; 4.00%; market value $169,232,744)	166,500,000	166,500,000
	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 3.82%, dated 12/31/25, to be repurchased 1/2/26, repurchase price $100,032 (collateralized by US government obligations; 1.875%; market value $102,006)	100,000	$ 100,000
US Treasury repurchase agreement with JPMorgan Securities 3.90%, dated 12/30/25, to be repurchased 1/2/26, repurchase price $166,636,097 (collateralized by US government obligations; 2.00%; market value $170,141,201)	166,600,000	166,600,000
US Treasury repurchase agreement with JPMorgan Securities 3.93%, dated 12/31/25, to be repurchased 1/2/26, repurchase price $24,405,327 (collateralized by US government obligations; 4.125%; market value $24,891,855)	24,400,000	24,400,000
36    NQ- OPTFI [1225] 0226 (5191660)

	Principal amount°	Value (US $)
Repurchase Agreements (continued)
US Treasury repurchase agreement with JPMorgan Securities 4.02%, dated 11/5/25, to be repurchased 1/26/26, repurchase price $164,509,620 (collateralized by US government obligations; 2.00% - 2.25%; market value $163,350,493)	163,143,295	$ 163,143,295
		520,743,295
Total Short-Term Investments (cost $543,684,889)		543,684,803
Total Value of Securities Before Options Written—142.09% (cost $3,895,758,583)		3,881,189,095
	Number of contracts
Options Written — (0.00%)
Foreign Currency Put Option — (0.00%)
USD vs KRW strike price $1,383.00, expiration date 2/12/26, notional amount ($3,457,500,000) (BAML)	(2,500,000)	(4,055)
		(4,055)
Futures Option — (0.00%)
Euro-Bund, strike price EUR 127.50, expiration date 1/23/26, notional amount (EUR 74,919,000)	(5)	(940)
Euro-Bund, strike price EUR 130.50, expiration date 1/23/26, notional amount (EUR 76,681,800)	(5)	2,527
	Number of contracts	Value (US $)
Options Written (continued)
Futures Option (continued)
US Treasury 10 yr Notes, strike price $111.50, expiration date 1/23/26, notional amount ($702,450,000)	(63)	$ (7,875)
US Treasury 10 yr Notes, strike price $112.00, expiration date 1/23/26, notional amount ($302,400,000)	(27)	(7,172)
US Treasury 10 yr Notes, strike price $113.50, expiration date 1/23/26, notional amount ($1,021,500,000)	(90)	(9,844)
		(23,304)
	Notional amount*
Call Swaptions — (0.00%)
10 yr IRS pay a fixed rate 3.548% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/2/26 (GS)	(1,800,000)	(0)
10 yr IRS pay a fixed rate 3.551% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/5/26 (BNP)	(3,300,000)	(4)
10 yr IRS pay a fixed rate 3.625% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/8/26 (BNP)	(2,600,000)	(268)
NQ- OPTFI [1225] 0226 (5191660)    37

Schedule of investments
Optimum Fixed Income Fund
	Notional amount*	Value (US $)
Call Swaptions (continued)
10 yr IRS pay a fixed rate 3.625% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/8/26 (MS)	(1,700,000)	$ (176)
10 yr IRS pay a fixed rate 3.578% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/12/26 (GS)	(1,400,000)	(172)
10 yr IRS pay a fixed rate 3.639% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/12/26 (MS)	(1,700,000)	(625)
10 yr IRS pay a fixed rate 3.648% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/15/26 (GS)	(3,000,000)	(1,882)
10 yr IRS pay a fixed rate 3.622% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/29/26 (BNP)	(1,200,000)	(1,578)
		(4,705)
Put Swaptions — (0.00%)
10 yr IRS pay a fixed rate 3.831% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/5/26 (BNP)	(3,300,000)	(4,596)
	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.848% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/2/26 (GS)	(1,800,000)	$ (576)
10 yr IRS pay a fixed rate 3.878% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/12/26 (GS)	(1,400,000)	(2,005)
10 yr IRS pay a fixed rate 3.882% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/29/26 (BNP)	(1,200,000)	(3,915)
10 yr IRS pay a fixed rate 3.919% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/12/26 (MS)	(1,700,000)	(1,262)
10 yr IRS pay a fixed rate 3.925% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/8/26 (BNP)	(2,600,000)	(859)
10 yr IRS pay a fixed rate 3.925% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/8/26 (MS)	(1,700,000)	(562)

38    NQ- OPTFI [1225] 0226 (5191660)

	Notional amount*	Value (US $)
Put Swaptions (continued)
10 yr IRS pay a fixed rate 3.928% and receive a floating rate based on 1-month USD-ICE SOFR expiration date 1/15/26 (GS)	(3,000,000)	$ (2,764)
		(16,539)
Total Options Written (premium received $119,593)		(48,603)
	Principal amount°
Security Sold Short — (11.09)%
Fannie Mae S.F. 30 yr TBA 4.50% 1/1/56	(184,000,000)	(179,610,165)
Fannie Mae S.F. 30 yr TBA 5.50% 1/1/56	(99,000,000)	(100,384,277)
Fannie Mae S.F. 30 yr TBA 6.00% 2/1/56	(22,406,095)	(22,993,576)
Total Security Sold Short (cost $(302,482,430))		(302,988,018)

Liabilities Net of Receivables and Other Assets—(31.00%)★		(846,741,188)
Net Assets Applicable to 329,100,046 Shares Outstanding—100.00%		$2,731,411,286
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
∞	Fully or partially pledged as collateral for futures and swap contracts.
Δ	Securities have been classified by country of risk.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at December 31, 2025.
‡	Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
*	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2025, the aggregate value of Rule 144A securities was $584,809,835, which represents 21.41% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at December 31, 2025. Rate will reset at a future date.
★	Includes $12,201,014 cash collateral held at broker for futures contracts, $5,130,170 cash collateral held at brokers for certain open derivatives, $3,733,000 cash collateral pledged for TBA transactions, and $590,000 cash collateral due to brokers for certain open derivatives as of December 31, 2025.
X	This loan will settle after December 31, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
NQ- OPTFI [1225] 0226 (5191660)    39

Schedule of investments
Optimum Fixed Income Fund
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at December 31, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
June Purchaser TBD 11/28/31 X	$197,143	$198,769	$197,143	$1,626
The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at December 31, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BAML	CHF	(239,000)	USD	300,875	1/14/26	$—	$(1,322)
BAML	EUR	(186,000)	USD	218,336	1/14/26	—	(400)
BAML	INR	(2,723,934)	USD	30,000	1/20/26	—	(246)
BAML	JPY	189,000,000	USD	(1,222,994)	1/14/26	—	(14,846)
BAML	KRW	(1,834,997,678)	USD	1,258,291	1/8/26	—	(12,877)
BAML	MXN	14,162,000	USD	(763,884)	2/23/26	18,466	—
BAML	MXN	21,284,000	USD	(1,150,958)	2/24/26	24,722	—
BAML	MXN	16,007,000	USD	(873,056)	3/9/26	9,961	—
BAML	PLN	326,735	USD	(89,193)	1/16/26	1,810	—
BAML	THB	(4,863,772)	USD	150,186	1/21/26	—	(4,401)
BAML	TRY	138,993,165	USD	(3,049,808)	2/17/26	72,904	—
BAML	TWD	(5,673,229)	USD	186,038	1/22/26	5,516	—
BNP	AUD	(2,666,666)	USD	1,733,370	1/14/26	—	(46,396)
BNP	BRL	(4,300,000)	USD	753,654	4/2/26	—	(13,766)
BNP	CHF	(318,288)	USD	400,361	1/14/26	—	(2,089)
BNP	CNY	(6,759,080)	USD	959,150	1/21/26	—	(6,040)
BNP	GBP	(349,000)	USD	471,962	1/14/26	1,536	—
BNP	IDR	(4,793,823,993)	USD	286,594	1/22/26	—	(431)
BNP	ILS	(1,896,313)	USD	593,086	1/15/26	—	(2,343)
BNP	INR	10,687,870	USD	(118,054)	1/30/26	514	—
BNP	INR	3,153,133	USD	(35,000)	2/2/26	—	(28)
BNP	JPY	(134,000,000)	USD	867,188	1/14/26	10,617	—
BNP	MXN	17,792,000	USD	(961,477)	3/18/26	19,058	—
BNP	NZD	(3,577,138)	USD	2,046,534	1/14/26	—	(14,248)
BNP	PLN	3,220,498	USD	(891,971)	1/16/26	5,009	—
BNP	TRY	5,198,271	USD	(114,193)	3/6/26	1,174	—
BNP	TWD	50,844,520	USD	(1,610,000)	1/20/26	8,225	—
BNP	TWD	28,253,845	USD	(905,244)	1/22/26	—	(6,209)
BNP	TWD	15,091,714	USD	(480,000)	1/30/26	—	(205)
BNP	TWD	21,156,222	USD	(675,000)	2/2/26	—	(2,424)
BNP	TWD	24,499,281	USD	(780,000)	2/5/26	—	(1,170)
BNP	TWD	(164,069)	USD	5,283	3/18/26	68	—
BNP	ZAR	(5,042,634)	USD	301,413	1/22/26	—	(2,615)
BNP	ZAR	17,767,804	USD	(1,066,956)	1/26/26	3,961	—
CITI	CAD	(42,817,607)	USD	30,419,976	1/14/26	—	(796,119)
CITI	CNY	8,079,000	USD	(1,157,241)	1/21/26	—	(3,568)
CITI	EUR	(57,900,394)	USD	67,177,178	1/14/26	—	(913,488)
CITI	GBP	762,000	USD	(1,022,806)	1/14/26	4,315	—
40    NQ- OPTFI [1225] 0226 (5191660)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	ILS	(1,885,601)	USD	579,772	1/15/26	$—	$(12,295)
CITI	INR	622,290,408	USD	(6,964,542)	1/30/26	—	(61,088)
CITI	JPY	(1,432,823,789)	USD	9,204,891	1/14/26	45,826	—
CITI	NZD	(2,406,862)	USD	1,384,862	1/14/26	—	(1,726)
CITI	PEN	(5,071,895)	USD	1,491,032	2/27/26	—	(14,794)
CITI	PEN	(6,123,552)	USD	1,816,000	3/18/26	—	(505)
CITI	PEN	(7,146,472)	USD	2,061,165	4/10/26	—	(56,733)
CITI	PLN	(5,744,387)	USD	1,567,183	1/16/26	—	(32,757)
CITI	PLN	2,044,277	USD	(569,560)	1/22/26	—	(210)
CITI	THB	6,758	USD	(209)	1/21/26	6	—
CITI	TWD	(60,985,211)	USD	2,009,020	1/22/26	68,475	—
CITI	ZAR	7,002,664	USD	(415,617)	1/26/26	6,454	—
DB	ILS	1,904,209	USD	(596,856)	1/15/26	1,053	—
DB	ILS	(1,526,026)	USD	474,401	1/22/26	—	(4,757)
DB	ILS	(1,903,726)	USD	596,856	2/19/26	—	(986)
DB	INR	189,381,306	USD	(2,126,556)	1/30/26	—	(25,632)
DB	KRW	1,653,709,643	USD	(1,125,351)	1/8/26	20,233	—
DB	MXN	64,022,499	USD	(3,447,408)	1/29/26	97,668	—
DB	TWD	(195,250,668)	USD	6,429,276	1/22/26	216,414	—
DB	ZAR	5,032,928	USD	(299,367)	1/22/26	4,076	—
DB	ZAR	(13,935,116)	USD	799,761	1/26/26	—	(40,149)
GS	BRL	96,905,946	USD	(17,568,156)	3/3/26	—	(130,362)
GS	BRL	(50,800,000)	USD	8,775,528	4/2/26	—	(290,743)
GS	CHF	(89,602)	USD	111,761	1/14/26	—	(1,533)
GS	CNY	(2,341,470)	USD	332,780	1/21/26	—	(1,580)
GS	ILS	(3,215,400)	USD	987,810	1/15/26	—	(21,805)
GS	ILS	(3,481,415)	USD	1,085,254	2/19/26	—	(8,042)
GS	INR	(9,001,100)	USD	100,000	1/8/26	—	(56)
GS	INR	(26,149,300)	USD	290,000	1/12/26	—	(570)
GS	INR	(2,739,690)	USD	30,000	1/20/26	—	(421)
GS	INR	27,812,043	USD	(307,490)	1/30/26	1,047	—
GS	INR	42,353,590	USD	(470,000)	2/2/26	—	(248)
GS	MXN	11,439,000	USD	(616,551)	3/2/26	14,951	—
GS	MXN	8,971,000	USD	(486,713)	4/10/26	6,472	—
GS	MXN	7,111,000	USD	(384,817)	4/13/26	5,989	—
GS	MXN	12,010,000	USD	(651,635)	4/15/26	8,270	—
GS	NZD	(519,000)	USD	300,672	1/14/26	1,677	—
GS	PLN	1,943,254	USD	(531,342)	1/16/26	9,898	—
GS	PLN	18,023,453	USD	(4,935,632)	1/23/26	84,022	—
GS	SGD	(12,330,663)	USD	9,539,429	1/14/26	—	(62,776)
GS	THB	7,761,954	USD	(242,300)	1/21/26	4,400	—
GS	TWD	(3,447,950)	USD	110,000	1/8/26	117	—
GS	TWD	14,022,900	USD	(450,000)	1/12/26	—	(3,301)
GS	TWD	10,061,760	USD	(320,000)	1/20/26	235	—
GS	ZAR	(15,104,796)	USD	876,132	1/26/26	—	(34,278)
JPMCB	AUD	(2,833,110)	USD	1,851,386	1/14/26	—	(39,466)
JPMCB	BRL	(135,900,000)	USD	23,011,412	4/2/26	—	(1,242,648)
JPMCB	CHF	(874,830)	USD	1,093,505	1/14/26	—	(12,648)
JPMCB	CNY	(24,802,261)	USD	3,522,087	1/21/26	—	(19,653)
JPMCB	EUR	(1,050,949)	USD	1,222,607	1/16/26	—	(2,458,641)
JPMCB	GBP	(327,000)	USD	439,337	1/14/26	—	(1,435)
NQ- OPTFI [1225] 0226 (5191660)    41

Schedule of investments
Optimum Fixed Income Fund
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	ILS	(2,952,161)	USD	908,374	1/15/26	$—	$(18,585)
JPMCB	INR	42,380,237	USD	(475,894)	1/30/26	—	(5,743)
JPMCB	INR	3,605,320	USD	(40,000)	2/2/26	—	(13)
JPMCB	JPY	(167,900,000)	USD	1,079,165	1/14/26	5,894	—
JPMCB	KRW	181,389,167	USD	(126,412)	1/8/26	—	(758)
JPMCB	KRW	(181,151,133)	USD	126,412	2/13/26	772	—
JPMCB	MXN	(297,342)	USD	15,987	1/30/26	—	(476)
JPMCB	MXN	6,489,104	USD	(349,555)	2/27/26	8,788	—
JPMCB	MXN	1,543	USD	(84)	3/18/26	1	—
JPMCB	MXN	3,267,291	USD	(177,493)	4/9/26	2,147	—
JPMCB	NZD	(552,000)	USD	320,814	1/14/26	2,808	—
JPMCB	PLN	(618,000)	USD	170,068	1/16/26	—	(2,059)
JPMCB	PLN	4,365,059	USD	(1,182,017)	1/23/26	33,682	—
JPMCB	ZAR	(25,854,006)	USD	1,506,609	1/26/26	—	(51,687)
TD	EUR	(4,728,330)	USD	5,511,002	2/20/26	—	(59,002)
Total Forward Foreign Currency Exchange Contracts						$839,231	$(6,565,392)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
3 Month SOFR
169	$40,692,031	$40,606,492	3/17/26	$85,539	$—	$—
3 Month SOFR
169	40,764,913	40,697,313	6/16/26	67,600	—	(4,225)
3 Month SOFR
169	40,851,525	40,786,054	9/15/26	65,471	—	(8,450)
Long 10 yr Gilt
21	2,586,406	2,568,870	3/27/26	17,536	—	4,553
US Treasury 2 yr Notes
406	84,768,359	84,790,812	3/31/26	—	(22,453)	(28,547)
US Treasury 5 yr Notes
2,622	286,596,891	287,082,353	3/31/26	—	(485,462)	(307,272)
US Treasury 10 yr Notes
347	39,015,812	39,197,667	3/20/26	—	(181,855)	(70,486)
US Treasury 10 yr Ultra Notes
106	12,191,657	12,258,655	3/20/26	—	(66,998)	(19,875)
US Treasury Long Bonds
1,302	150,503,062	152,212,859	3/20/26	—	(1,709,797)	(284,812)
US Treasury Ultra Bonds
452	53,336,000	54,257,033	3/20/26	—	(921,033)	(169,500)
				754,458,108		236,146	(3,387,598)	(888,614)
42    NQ- OPTFI [1225] 0226 (5191660)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
Canadian Treasury 10 yr Bonds
(14)	$(1,233,281)	$(1,233,993)	3/20/26	$712	$—	$42
Euro-Bobl
(171)	(23,343,420)	(23,523,026)	3/6/26	179,606	—	234
Euro-Bund
(112)	(16,791,070)	(17,022,270)	3/6/26	231,200	—	532
Euro-Schatz
(50)	(6,274,980)	(6,283,597)	3/6/26	8,617	—	(5)
Japanese Treasury 10 yr Bonds
(17)	(14,370,339)	(14,465,631)	3/13/26	95,292	—	(178)
US Treasury 10 yr Ultra Notes
(662)	(76,140,347)	(76,284,348)	3/20/26	144,001	—	93,236
				(138,812,865)		659,428	—	93,861
Total Futures Contracts		$615,645,243		$895,574	$(3,387,598)	$(794,753)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
Protection Sold/Moody's Ratings:
Boeing 2.60% 10/30/25 Baa2 6/26/26-Quarterly	700,000	1.000%	$2,761	$(482)	$3,243	$—	$(8)
Boeing 7.25% 6/15/25 Baa3 12/20/26-Quarterly	4,100,000	1.000%	29,758	(4,447)	34,205	—	40
British Telecom 2.70% 10/9/22 Baa1 12/20/28-Quarterly	EUR 1,600,000	1.000%	38,028	(35,717)	73,745	—	(490)
CDX.ITRX.EUR.44[3] 12/20/30-Quarterly	EUR 90,000	1.000%	2,473	2,231	242	—	(5)
CDX.NA.HY.45.V1[4] 12/20/30-Quarterly	20,400,000	5.000%	1,582,864	1,489,937	92,927	—	(12,949)
CDX.NA.IG.36[5] 6/20/26-Quarterly	1,900,000	1.000%	8,400	4,395	4,005	—	(61)
CDX.NA.IG.37[5] 12/20/26-Quarterly	300,000	1.000%	2,493	1,285	1,208	—	9
CDX.NA.IG.45[5] 12/20/30-Quarterly	2,700,000	1.000%	61,888	57,157	4,731	—	(108)
NQ- OPTFI [1225] 0226 (5191660)    43

Schedule of investments
Optimum Fixed Income Fund

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared: (continued)
Protection Sold/Moody's Ratings (continued):
General Electric 2.70% 10/9/22 Baa1 12/20/26-Quarterly	1,200,000	1.000%	$11,139	$2,513	$8,626	$—	$(7)
General Electric 2.70% 10/9/22 Baa1 6/20/26-Quarterly	600,000	1.000%	2,834	540	2,294	—	(9)
General Motors 4.875% 10/2/23 Baa2 12/20/26-Quarterly	240,000	5.000%	11,210	8,753	2,457	—	(28)
General Motors 4.875% 10/2/23 Baa2 6/20/28-Quarterly	275,000	5.000%	29,585	15,815	13,770	—	12
Goldman Sachs Group 6.484% 10/24/29 A2 6/20/26-Quarterly	400,000	1.000%	1,526	1,141	385	—	(3)
Lloyds Banking Group 1.985% 12/15/31 Baa1 12/20/30-Quarterly	EUR 1,700,000	1.000%	1,113	(3,209)	4,322	—	79
			1,786,072	1,539,912	246,160	—	(13,528)
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	2,085,000	1.000%	(8,186)	1,469	—	(9,655)	—
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 -Quarterly	428,000	1.000%	1,733	10,184	—	(8,451)	—
			(6,453)	11,653	—	(18,106)	—
Protection Sold/Moody's Ratings:
CITI Israel 2.875% 3/16/26 A2 6/20/27-Quarterly	2,200,000	1.000%	22,422	(4,867)	27,289	—	—
DB CMBX.NA.AAA[6] 10/17/57-Monthly	192,007	0.500%	16	(10,232)	10,248	—	—
JPMCB HOCHTIEF 1.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	62,513	64,747	—	(2,234)	—
44    NQ- OPTFI [1225] 0226 (5191660)

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Over-The-Counter (continued):
Protection Sold/Moody's Ratings (continued):
JPMCB HOCHTIEF 5.00% 3/7/25 BBB 12/20/26-Quarterly	EUR 1,100,000	5.000%	$62,513	$64,374	$—	$(1,861)	$—
			$147,464	$114,022	$37,537	$(4,095)	$—
			$141,011	$125,675	$37,537	$(22,201)	$—
Total CDS Contracts			$1,927,083	$1,665,587	$283,697	$(22,201)	$(13,528)
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
2 yr IRS[8] 3/18/28- Annually/ Annually)	JPY 10,620,000,000	1.00%/ (0.75)%	$316,118	$211,554	$104,564	$—	$(1,799)
3 yr IRS[9] 2/18/26- Semiannually/ Quarterly)	30,040,000	(0.64)%/ 3.77%	(194,920)	(11,449)	—	(183,471)	2,855
3 yr IRS[10] 1/4/27- At Maturity/ At Maturity)	BRL 196,500,000	11.496%/ (14.90)%	(1,343,544)	—	—	(1,343,544)	(1,169)
3 yr IRS[10] 1/4/27- At Maturity/ At Maturity)	BRL 2,900,000	11.566%/ (14.90)%	(19,085)	—	—	(19,085)	(18)
5 yr IRS[11] 4/11/27- Annually/ Semiannually)	EUR 1,900,000	(0.70)%/ 2.099%	(46,053)	—	—	(46,053)	(21)
5 yr IRS[11] 4/12/27- Annually/ Semiannually)	EUR 3,800,000	(0.65)%/ 2.099%	(95,951)	—	—	(95,951)	(37)
5 yr IRS[11] 5/13/27- Annually/ Semiannually)	EUR 4,100,000	(1.00)%/ 2.146%	(77,218)	—	—	(77,218)	(126)
5 yr IRS[11] 5/18/27- Annually/ Semiannually)	EUR 2,000,000	(1.00)%/ 2.155%	(36,787)	—	—	(36,787)	(65)
5 yr IRS[12] 10/5/29- Annually/ Annually)	EUR 4,700,000	2.063%/ (1.934)%	27,450	—	27,450	—	(345)
NQ- OPTFI [1225] 0226 (5191660)    45

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
5 yr IRS[12] 10/5/29- Annually/ Annually)	EUR 2,000,000	2.05%/ (1.934)%	$12,824	$—	$12,824	$—	$(147)
5 yr IRS[12] 10/5/29- Annually/ Annually)	EUR 3,200,000	2.056%/ (1.934)%	19,658	—	19,658	—	(235)
5 yr IRS[13] 9/17/30- Annually/ Annually)	GBP 19,100,000	(3.75)%/ 3.959%	105,988	(92,469)	198,457	—	20,716
5 yr IRS[9] 12/18/29- Annually/ Annually)	20,260,000	3.75%/ (3.727)%	(265,420)	30,554	—	(295,974)	30,654
5 yr IRS[11] 3/18/31- Annually/ Semiannually)	EUR 14,700,000	(2.50)%/ 2.126%	(87,301)	49,081	—	(136,382)	692
7 yr IRS[9] 10/31/30- Annually/ Annually)	15,300,000	3.595%/ (3.884)%	(86,686)	—	—	(86,686)	29,623
7 yr IRS[9] 10/31/30- Annually/ Annually)	9,800,000	3.601%/ (3.884)%	(58,151)	—	—	(58,151)	18,978
7 yr IRS[9] 10/31/30- Annually/ Annually)	4,400,000	3.601%/ (3.884)%	(26,091)	—	—	(26,091)	8,521
7 yr IRS[9] 10/31/30- Annually/ Annually)	2,200,000	3.545%/ (3.884)%	(7,435)	—	—	(7,435)	4,252
7 yr IRS[9] 10/31/30- Annually/ Annually)	3,390,000	3.582%/ (3.884)%	(17,099)	—	—	(17,099)	6,560
7 yr IRS[9] 10/31/30- Annually/ Annually)	4,300,000	3.623%/ (3.884)%	(29,952)	—	—	(29,952)	8,334
7 yr IRS[9] 10/31/30- Annually/ Annually)	9,900,000	3.689%/ (3.884)%	(98,912)	—	—	(98,912)	19,233
7 yr IRS[9] 10/31/30- Annually/ Annually)	2,900,000	3.664%/ (3.884)%	(25,607)	—	—	(25,607)	5,629
7 yr IRS[9] 10/31/30- Annually/ Annually)	2,300,000	3.677%/ (3.884)%	(21,672)	—	—	(21,672)	4,466
7 yr IRS[9] 5/15/32- Annually/ Annually)	43,270,000	3.75%/ (4.092)%	(410,027)	(3,924)	—	(406,103)	103,609
46    NQ- OPTFI [1225] 0226 (5191660)

IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
8 yr IRS[14] 6/1/33- Semiannually/ Semiannually)	CAD 200,000	2.90%/ (2.273)%	$2,629	$(106)	$2,735	$—	$202
8 yr IRS[14] 6/1/33- Semiannually/ Semiannually)	CAD 300,000	2.85%/ (2.273)%	2,030	(2)	2,032	—	301
8 yr IRS[14] 6/1/33- Semiannually/ Semiannually)	CAD 2,300,000	3.00%/ (2.273)%	(160)	7,347	—	(7,507)	2,360
8 yr IRS[14] 6/1/32- Semiannually/ Semiannually)	CAD 16,200,000	3.50%/ (2.30)%	(412,822)	56,843	—	(469,665)	16,518
9 yr IRS[14] 6/1/34- Semiannually/ Semiannually)	CAD 2,600,000	3.00%/ (2.273)%	6,991	(2,489)	9,480	—	2,727
9 yr IRS[14] 6/1/34- Semiannually/ Semiannually)	CAD 3,500,000	3.00%/ (2.273)%	9,372	1,612	7,760	—	3,671
9 yr IRS[14] 6/1/34- Semiannually/ Semiannually)	CAD 5,800,000	3.00%/ (2.273)%	14,318	9,330	4,988	—	6,083
10 yr IRS[9] 8/14/34- Annually/ Annually)	100,000	3.569%/ (4.127)%	1,301	—	1,301	—	286
10 yr IRS[9] 9/4/34- Annually/ Annually)	180,000	3.47%/ (4.072)%	3,692	—	3,692	—	515
10 yr IRS[9] 12/18/34- Annually/ Annually)	40,800,000	3.75%/ (3.727)%	(43,048)	(764,520)	721,472	—	120,483
10 yr IRS[11] 1/8/35- Annually/ Semiannually)	EUR 80,000	(2.22)%/ 2.031%	(4,091)	—	—	(4,091)	5
10 yr IRS[9] 2/26/35- Annually/ Annually)	800,000	4.00%/ (4.303)%	(13,523)	—	—	(13,523)	2,416
10 yr IRS[9] 3/3/35- Annually/ Annually)	250,000	3.89%/ (4.299)%	(1,852)	—	—	(1,852)	751
10 yr IRS[9] 3/4/35- Annually/ Annually)	300,000	3.908%/ (4.298)%	(2,681)	—	—	(2,681)	902
10 yr IRS[9] 3/5/35- Annually/ Annually)	400,000	3.87%/ (4.298)%	(2,285)	—	—	(2,285)	1,201
NQ- OPTFI [1225] 0226 (5191660)    47

Schedule of investments
Optimum Fixed Income Fund
IRS Contracts[7]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared (continued):
10 yr IRS[9] 3/5/35- Annually/ Annually)	1,600,000	3.874%/ (4.298)%	$(9,690)	$—	$—	$(9,690)	$4,804
10 yr IRS[9] 3/11/35- Annually/ Annually)	890,000	3.899%/ (4.294)%	(7,324)	—	—	(7,324)	2,678
10 yr IRS[11] 4/1/35- Annually/ Semiannually)	EUR 1,100,000	(2.46)%/ 2.109%	(28,788)	—	—	(28,788)	38
10 yr IRS[15] 6/18/35- Semiannually/ Semiannually)	AUD 26,000,000	(4.50)%/ 4.092%	(333,060)	390,412	—	(723,472)	19,695
10 yr IRS[13] 9/17/35- Annually/ Annually)	GBP 4,400,000	(4.00)%/ 3.725%	10,774	(124,650)	135,424	—	8,868
10 yr IRS[11] 3/18/36- Annually/ Semiannually)	EUR 6,900,000	(2.75)%/ 2.126%	(149,000)	(25,489)	—	(123,511)	681
30 yr IRS[9] 9/19/53- Annually/ Annually)	4,800,000	1.842%/ (4.049)%	1,888,584	1,460,536	428,048	—	15,825
30 yr IRS[9] 10/27/53- Semiannually/ Quarterly)	13,680,000	2.06%/ (3.906)%	5,473,608	—	5,473,608	—	44,247
30 yr IRS[9] 6/20/54- Annually/ Annually)	8,400,000	3.50%/ (4.213)%	987,556	(3,103)	990,659	—	36,439
30 yr IRS[9] 12/21/52- Annually/ Annually)	17,000,000	1.75%/ (3.766)%	6,759,223	3,134,850	3,624,373	—	56,001
Total IRS Contracts			$11,685,881	$4,323,918	$11,768,525	$(4,406,562)	$607,857
Reverse Repurchase Agreement
Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Repurchase Price
BCLY - INEOS Styrolution Ludwigshafen	1.250%	11/13/25	11/14/25	$(343,408)	$—
The type of underlying collateral and the remaining maturity of open reverse repurchase agreement in relation to the reverse repurchase agreement is as follows:
Remaining Contracted Maturity of the Agreement
Reverse Repurchase Agreement	Up to 30 days	Total
BCLY - INEOS Styrolution Ludwigshafen	$(343,408)	$(343,408)
48    NQ- OPTFI [1225] 0226 (5191660)

The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Markit’s iTraxx Europe Main Index, or the ITRX EUR CDSI S41, is comprised of 125 Financial entities from the Markit iTraxx® Europe Index referencing subordinated debt.
[4]	Markit’s North America High Yield Index, or the CDX.NA.HY Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.
5	Markit’s North America Investment Grade Index, or the CDX.NA.IG Index, is composed of 125 liquid North American entities with investment grade credit ratings that trade in the CDS market.
[6]	Markit’s CMBX Index, or the CMBX.NA Index, is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality rating are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.
[7]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[8]	Rates resets based on MUTKCALM.
[9]	Rates resets based on SOFR.
[10]	Rates resets based on Brazil CETIP Interbank Deposit.
[11]	Rate resets based on EUR006M.
[12]	Rate resets based on ESTR.
[13]	Rate resets based on SONIA.
[14]	Rates resets based on CORRA.
[15]	Rates resets based on ASX Australian Bank Short Term Bill.
Summary of abbreviations:
12MTA – 12 Month Treasury Average
ABS – Asset-Backed Security
AD – Akcionarsko Drustvo
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
ASX – Australian Securities Exchange
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – BNP Paribas
CDS – Credit Default Swap
CDX.ITRX.EUR – Credit Default Swap Index iTraxx Europe
CDX.NA.HY – Credit Default Swap Index North America High Yield
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CETIP – Central de Custódia de Liquidação Financeira de Títulos
CITI – Citigroup
CJSC – Closed Joint Stock Company
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgage-Backed Index North America
CORRA – Canadian Overnight Repo Rate Average
DAC – Designated Activity Company
DB – Deutsche Bank
ESTR – Euro Short-Term Rate
EUR003M – EURIBOR EUR 3 Month
EUR006M – EURIBOR EUR 6 Month
EURIBOR – Euro interbank offered rate
FREMF – Freddie Mac Multifamily
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
H15T1Y – US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
IBOR – Interbank Offered Rate

NQ- OPTFI [1225] 0226 (5191660)    49

Schedule of investments
Optimum Fixed Income Fund
Summary of abbreviations: (continued)
ICE – Intercontinental Exchange, Inc.
IRS – Interest Rate Swap
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
MASTR – Mortgage Asset Securitization Transactions, Inc.
MS – Morgan Stanley
MUTKCALM – Japan Overnight Call Rate
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
S.F. – Single Family
SAOG – Societe Anonyme Onamaise Generale
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
SOFRINDX – Secured Overnight Financing Rate Index
SONIA – Sterling Overnight Indexed Average
TBA – To be announced
TBD – To be determined
TD – TD Bank
TSFR01M – 1 Month Term Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
TSFR06M – 6 Month Term Secured Overnight Financing Rate
USD – US Dollar
Summary of abbreviations: (continued)
yr – Year
Summary of currencies:
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CNY – China Yuan Renminbi
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NZD – New Zealand Dollar
PEN – Peruvian Sol
PLN – Polish Zloty
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
TWD – New Taiwan Dollar
USD – US Dollar
ZAR – South African Rand

50    NQ- OPTFI [1225] 0226 (5191660)